UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-22519
                                                      -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code:   (630) 765-8000
                                                            ----------------

                      Date of fiscal year end:   December 31
                                                -------------

                    Date of reporting period:   June 30, 2011
                                               ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II


Semi-Annual Report                                                 June 30, 2011

--------------------------------------------------------------------------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund

First Trust Europe AlphaDEX(R) Fund

First Trust Latin America AlphaDEX(R) Fund

First Trust Brazil AlphaDEX(R) Fund

First Trust China AlphaDEX(R) Fund

First Trust Japan AlphaDEX(R) Fund

First Trust South Korea AlphaDEX(R) Fund

First Trust Developed Markets Ex-US AlphaDEX(R) Fund

First Trust Emerging Markets AlphaDEX(R) Fund





                              AlphaDEX(R)
                                   Family of ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

Shareholder Letter.........................................................  2
Market Overview............................................................  3
Fund Performance Overview
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund...................  4
      First Trust Europe AlphaDEX(R) Fund..................................  6
      First Trust Latin America AlphaDEX(R) Fund...........................  8
      First Trust Brazil AlphaDEX(R) Fund.................................. 10
      First Trust China AlphaDEX(R) Fund................................... 12
      First Trust Japan AlphaDEX(R) Fund................................... 14
      First Trust South Korea AlphaDEX(R) Fund............................. 16
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund................. 18
      First Trust Emerging Markets AlphaDEX(R) Fund........................ 20
Notes to Fund Performance Overview......................................... 22
Understanding Your Fund Expenses........................................... 23
Portfolio of Investments
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund................... 25
      First Trust Europe AlphaDEX(R) Fund.................................. 27
      First Trust Latin America AlphaDEX(R) Fund........................... 31
      First Trust Brazil AlphaDEX(R) Fund.................................. 33
      First Trust China AlphaDEX(R) Fund................................... 35
      First Trust Japan AlphaDEX(R) Fund................................... 37
      First Trust South Korea AlphaDEX(R) Fund............................. 40
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund................. 42
      First Trust Emerging Markets AlphaDEX(R) Fund........................ 47
Statements of Assets and Liabilities....................................... 50
Statements of Operations................................................... 52
Statements of Changes in Net Assets........................................ 54
Financial Highlights....................................................... 56
Notes to Financial Statements.............................................. 61
Additional Information..................................................... 66
Risk Considerations........................................................ 68

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series of the Trust described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MESSAGE FROM THE PRESIDENT
                                 JUNE 30, 2011


Dear Shareholders:

I'm pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II.

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. While the recent market volatility has been challenging, successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold gives detailed information about the Funds that comprise the First Trust Exchange-Traded AlphaDEX(R) Fund II since their inception in April 2011. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

First Trust is committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the next edition of the Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Exchange-Traded AlphaDEX(R) Fund II

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

[PHOTO OMITTED]               Mr. Carey is responsible for the overall
                              management of research and analysis of the First
                              Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
                              Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA
                              Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM
                              Radio, and has been quoted by several
                              publications, including The Wall Street Journal,
                              The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY
The International Monetary Fund (IMF) reported that the global economy grew at an annualized rate of 4.3% in the first quarter of 2011, according to its World Economic Outlook released in June. That is considerably better than the U.S.'s annualized GDP growth rate of 0.4%, or Europe's 0.8% growth. Growth was encouraging when you consider the supply chain disruptions, particularly for the auto and technology companies, following the punishing earthquake and tsunami in Japan in early March. Those disruptions are expected to abate as we move through the second half of 2011. The IMF is forecasting global growth of 4.5% for 2012. Growth is expected to be more robust in the emerging markets, with an estimated 6.4% for 2012.

While many governments of developed nations are struggling to get their respective fiscal houses in order (think Europe), those in the emerging markets have been battling commodity-related inflationary pressures. And the inflation is being fueled in large part by the weak U.S. dollar. We saw the price of food products skyrocket across the board in the first half of 2011, though some of the pricing pressure came from weather-related shortages. The cost of fuel has risen as well. India's central bank has raised its benchmark lending rate 11 times since March 2010 in an effort to tame inflation, which still exceeds 9.0%. Brazil's central bank has raised its benchmark rate five times in 2011, yet inflation is still at 6.5%, two points above its target. In addition to raising bank reserves to cover loan losses, China's central bank has raised its benchmark rate five times in eight months. Currently, China's inflation rate is 6.0%. Once these three key emerging market forces get inflation contained, we would expect them to resume their growth-oriented strategies.

The times are certainly challenging. But it is times like these that are often the most opportunistic for investors. While governments are struggling to deal with budgetary shortfalls, corporations worldwide are performing much better. The following statistics are quite encouraging, considering the economic climate:

     o European nonfinancial companies valued at $1 billion or more and publicly traded are currently holding $1.08 trillion in cash and equivalents, according to S&P's Valuation and Risk Strategies research group. That is a 33% increase from 2008 levels.

     o Two of the top three (China and Japan) and five of the top 15 (add India, Australia and S. Korea) nations in terms of GDP are located in the Asia-Pacific region, according to Standard & Poor's. Its Valuation and Risk Strategies research group reported that corporate net income in the Asia-Pacific region rebounded strongly from $506.6 billion in 2009 to $1.05 trillion in 2010.

FOREIGN STOCKS AND BONDS
Since January, 2011, the Barclays Capital Global Emerging Markets Index of debt securities rose 5.84% (USD), while the MSCI Emerging Markets Index of stocks returned 0.81% (USD). The Barclays Capital Global Aggregate Index of higher-quality debt returned 4.38% (USD), while the MSCI World Index (excluding the U.S.) of stocks from developed countries rose 5.05% (USD). The Dollar Index
(DXY) declined by 6.0%.

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FUND PERFORMANCE OVERVIEW
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FPA - FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Asia Pacific Ex-Japan BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------

                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (04/18/11)
                                                                 to 06/30/11

 FUND PERFORMANCE
 NAV                                                                1.70%
 Market Price                                                       1.29%

 INDEX PERFORMANCE
 Defined Asia Pacific Ex-Japan Index                                1.44%
 S&P Asia Pacific Ex-Japan BMI Index                               -1.71%
 MSCI Pacific Ex-Japan Index                                       -2.28%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FPA returned +1.70% since the Fund's inception on 4/18/11, outperforming the benchmark MSCI Pacific ex-Japan Index return of -2.28% by +3.98%. During the period covered by this report, the U.S. dollar weakened relative to the currencies held in the portfolio, which benefitted the Fund since it holds locally denominated securities. The effect was particularly noticeable in the South Korean Won, which gained +2.1% against the U.S. dollar. Casino operators (particularly in Macau) were strong contributors to return, as stocks such as Melco Crown Entertainment (+31.4%) and Galaxy Entertainment (+35.8% local) showed strong revenue and earnings growth during the period. Also contributing positively to performance were South Korean insurance companies, such as Hyundai Marine & Fire Insurance (+13.4% local) and Dongbu Insurance (+17.0% local). Relative to the benchmark, the previously mentioned casino operators contributed to outperformance due to their strong returns, and overweight positions in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPA - FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   29.2%
 Materials                                    19.0
 Consumer Discretionary                       19.0
 Industrials                                  17.9
 Health Care                                   4.0
 Information Technology                        3.9
 Telecommunication Services                    2.6
 Consumer Staples                              2.4
 Health Care                                   1.0
 Utilities                                     1.0
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Melco Crown Entertainment Ltd., ADR           2.7%
 Galaxy Entertainment Group Ltd.               2.3
 Korea Kumho Petrochemical                     2.0
 Hyundai Motor Co.                             1.9
 UOL Group Ltd.                                1.7
 Singapore Land Ltd.                           1.7
 SJM Holdings Ltd.                             1.7
 Kia Motors Corp.                              1.7
 Wheelock & Co., Ltd.                          1.7
 Hyundai Marine & Fire Insurance Co., Ltd.     1.7
                                              -----
    Total                                     19.1%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

                 First Trust Asia Pacific      Defined Asia Pacific          S&P Asia Pacific              MSCI Pacific
                 Ex-Japan AlphaDEX(R) Fund        Ex-Japan Index            Ex-Japan BMI Index            Ex-Japan Index
4/18/11                 $10,000                     $10,000                     $10,000                     $10,000
6/30/11                  10,170                      10,144                       9,829                       9,772
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      22                        15                        4                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      10                         0                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FEP - FIRST TRUST EUROPE ALPHADEX(R) FUND

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Europe BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (04/18/11)
                                                     to 06/30/11
 FUND PERFORMANCE
 NAV                                                    2.65%
 Market Price                                          -0.87%

 INDEX PERFORMANCE
 Defined Europe Index                                   3.57%
 S&P Europe BMI Index                                   3.49%
 MSCI Europe Index                                      3.21%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FEP returned +2.65% since the Fund's inception on 4/18/11, underperforming the benchmark MSCI Europe Index return of +3.21% by -0.56%. During the period covered by this report, the U.S. dollar weakened relative to the currencies held in the portfolio, which benefitted the Fund since it holds locally denominated securities. The effect was particularly noticeable in the Euro, which gained +1.9% against the U.S. dollar. German automakers Porsche (+30.2% local) and Volkswagen (+23.4% local) were the two top-performing stocks in the portfolio during the period, with both companies rallying on strong car sales both locally and abroad in China. The strong performance from automobile companies helped the Consumer Discretionary sector generate the strongest returns in the portfolio and in the benchmark. Additionally, the Fund benefited, on a relative basis, by holding the sector overweight, relative to the benchmark (12.4% vs. 8.7%). On the other hand, the Fund also had a preference for industrial stocks, such as Finnish construction company YIT Oyj (-17.9% local), which underperformed during the period on global growth concerns.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FEP - FIRST TRUST EUROPE ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Industrials                                  22.3%
 Financials                                   19.9
 Consumer Discretionary                       13.0
 Materials                                    11.2
 Energy                                       10.8
 Utilities                                     6.3
 Information Technology                        5.3
 Telecommunication Services                    5.1
 Consumer Staples                              4.0
 Health Care                                   2.1
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Aurubis AG                                    1.0%
 Faurecia                                      1.0
 Land Securities Group PLC                     1.0
 SGL Carbon SE                                 1.0
 Arkema S.A.                                   1.0
 Wendel S.A.                                   1.0
 Derwent London PLC                            0.9
 British Land Co., PLC                         0.9
 Ingenico                                      0.9
 Hammerson PLC                                 0.9
                                               ----
    Total                                      9.6%
                                               ====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

                  First Trust Europe
                    AlphaDEX(R) Fund             Defined Europe Index        S&P Europe BMI Index          MSCI Europe Index
4/18/11                  $10,000                     $10,000                     $10,000                     $10,000
6/30/11                   10,265                      10,357                      10,349                      10,321
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      21                        22                        6                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       2                         0                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FLN - FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Latin America BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                           CUMULATIVE
                                                          TOTAL RETURNS
                                                      Inception (04/18/11)
                                                           to 06/30/11

 FUND PERFORMANCE
 NAV                                                          1.14%
 Market Price                                                 2.32%

 INDEX PERFORMANCE
 Defined Latin America Index                                  1.59%
 S&P Latin America BMI Index                                  0.49%
 MSCI EM Latin America Index                                  0.39%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FLN returned +1.14% since the Fund's inception on 4/18/11, outperforming the benchmark MSCI EM Latin America Index return of +0.39% by +0.75%. During the period covered by this report, the U.S. dollar weakened relative to the currencies held in the portfolio, which benefitted the Fund since it holds locally denominated securities. Empresa Nacional de Telecomunicaciones (ENTEL), returning +20.3% (local), was one of the Fund's top-performing stocks. The company, which is Chile's second largest mobile phone operator, rallied on strong sales and earnings results, which also led to several analyst upgrades during the period. Consumer Staples stocks also led performance, as beverage bottlers Embotelladoras Arca SAB de CV (+18.8% local) and Fomento Economico Mexicano (FEMSA +7.7% local) rallied on M&A activity in the sector. Global growth concerns, however, hampered industrial stocks such as Fibria Celulose (-13.5% local) and Suzano Papel e Celulose (-22.7% local). The Fund was able to outperform its benchmark with an overweight position in the previously discussed Chilean mobile phone company ENTEL, which contributed strongly to outperformance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FLN - FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (CONTINUED)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Utilities                                    21.0%
 Materials                                    14.2
 Telecommunication Services                   13.1
 Consumer Staples                             11.6
 Financials                                   10.4
 Consumer Discretionary                       10.1
 Industrials                                   9.8
 Health Care                                   5.4
 Energy                                        4.4
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Telecomunicacoes de Sao Paulo S.A.            4.1%
 Alfa SAB de CV                                3.8
 Fomento Economico Mexicano SAB
    de CV                                      3.8
 Tim Participacoes S.A.                        3.8
 Cia de Saneamento Basico do Estado
    de Sao Paulo                               3.5
 ENTEL Chile S.A.                              3.3
 Amil Participacoes S.A.                       3.3
 Arca Continental SAB de CV                    3.3
 Eletropaulo Metropolitana Eletricidade
    de Sao Paulo S.A.                          3.3
 CETIP S.A. - Balcao Organizado Ativos
    Derivativos                                3.1
                                              -----
    Total                                     35.3%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  Performance of a $10,000 Initial Investment
                         April 18, 2011 - June 30, 2011

                First Trust Latin America         Defined Latin             S&P Latin America             MSCI EM Latin
                      AlphaDEX(R) Fund            America Index                 BMI Index                 America Index
4/18/11                  $10,000                     $10,000                     $10,000                     $10,000
6/30/11                   10,114                      10,159                      10,049                      10,039
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       1                        18                       31                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       1                         0                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FBZ - FIRST TRUST BRAZIL ALPHADEX(R) FUND

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Brazil BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                             CUMULATIVE
                                                            TOTAL RETURNS
                                                        Inception (04/18/11)
                                                             to 06/30/11

 FUND PERFORMANCE
 NAV                                                           -1.16%
 Market Price                                                   1.41%

 INDEX PERFORMANCE
 Defined Brazil Index                                          -0.67%
 S&P Brazil BMI Index                                          -0.51%
 MSCI Brazil Index                                             -0.74%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FBZ returned -1.16% since the Fund's inception on 4/18/11, underperforming the benchmark MSCI Brazil Index return of -0.74% by -0.42%. During the period covered by this report, the U.S. dollar weakened relative to the Brazilian Real (-1.7%), which benefitted the Fund since it holds Real-denominated securities. Global growth concerns hampered industrial stocks in the Fund such as Fibria Celulose (-13.5% local) and Suzano Papel e Celulose (-22.7% local). The stocks were two of the worst performing in the Fund during the period. Power plant operator MPX Energia (+13.4% local) was the top-performing stock in the Fund, rallying on analyst upgrades and higher growth expectations. Relative to the benchmark, the Fund underperformed slightly, due in part to a preference for the previously-mentioned paper companies.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FBZ - FIRST TRUST BRAZIL ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Utilities                                    24.0%
 Materials                                    17.3
 Consumer Discretionary                       11.5
 Telecommunication Services                   11.1
 Financials                                   10.1
 Consumer Staples                              7.5
 Industrials                                   6.5
 Energy                                        6.4
 Health Care                                   2.9
 Information Technology                        2.7
                                             -------
    Total                                    100.00%
                                             =======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Telecomunicacoes de Sao Paulo S.A.            3.8%
 Cia de Saneamento Basico do Estado
    de Sao Paulo                               3.8
 Braskem S.A.                                  3.8
 Light S.A.                                    3.7
 Eletropaulo Metropolitana Eletricidade
    de Sao Paulo S.A.                          3.6
 Ultrapar Participacoes S.A., Preference
    Shares                                     3.6
 CETIP S.A. - Balcao Organizado Ativos
    Derivativos                                3.3
 Cia Energetica de Minas Gerais                3.2
 Alpargatas S.A.                               3.1
 BRF - Brasil Foods S.A.                       3.1
                                              -----
    Total                                     35.0%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

                   First Trust Brazil           Defined Brazil Index        S&P Brazil BMI Index          MSCI Brazil Index
                    AlphaDEX(R) Fund
4/18/11                   $10,000                     $10,000                     $10,000                     $10,000
6/30/11                     9,884                       9,933                       9,949                       9,926
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       0                         0                       16                        34

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       1                         0                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FCA - FIRST TRUST CHINA ALPHADEX(R) FUND

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P China BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                            CUMULATIVE
                                                           TOTAL RETURNS
                                                       Inception (04/18/11)
                                                            to 06/30/11

 FUND PERFORMANCE
 NAV                                                          -6.66%
 Market Price                                                 -5.08%

 INDEX PERFORMANCE
 Defined China Index                                          -7.21%
 S&P China BMI Index                                          -5.54%
 MSCI China Index                                             -4.17%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FCA returned -6.66% since the Fund's inception on 4/18/11, underperforming the benchmark MSCI China Index return of -4.17 % by -2.49%. Global growth and European debt concerns hampered the performance of Chinese stocks during the period covered by this report. Concerns that global growth would slow had a particularly negative effect on Chinese industrial stocks, such as Lonking Holdings (-24.0% local) and China National Materials (-19.4% local). In the Health Care sector, concerns that Sihuan Pharmaceutical had overpaid for several target acquisitions sent the shares lower during the period - the stock was the worst performing in the portfolio, returning -29.6% (local). An overweight position in the Industrials sector (18.8% vs. 7.8%), when combined with the poor returns due to global growth concerns, hampered the Fund's relative performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FCA - FIRST TRUST CHINA ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   22.9%
 Materials                                    20.3
 Industrials                                  18.2
 Information Technology                        9.8
 Energy                                        7.0
 Utilities                                     6.7
 Telecommunication Services                    5.8
 Consumer Discretionary                        5.0
 Health Care                                   2.5
 Consumer Staples                              1.8
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Renhe Commercial Holdings Co., Ltd.           4.2%
 China National Building Material Co., Ltd.    4.2
 Soho China Ltd.                               4.1
 Great Wall Motor Co., Ltd.                    3.7
 China Zhongwang Holdings Ltd.                 3.5
 Jiangxi Copper Co., Ltd.                      3.5
 China Petroleum & Chemical Corp.              3.2
 Glorious Property Holdings Ltd.               3.1
 Baidu, Inc., ADR                              3.0
 China Everbright Ltd.                         3.0
                                              -----
    Total                                     35.5%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

             First Trust China AlphaDEX(R) Fund      Defined China Index      S&P China BMI Index          MSCI China Index
4/18/11                   $10,000                         $10,000                 $10,000                     $10,000
6/30/11                     9,334                           9,279                   9,446                       9,583
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      14                        11                        7                         6

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      10                         2                        1                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FJP - FIRST TRUST JAPAN ALPHADEX(R) FUND

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Japan BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------

                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                            Inception (04/18/11)
                                                                 to 06/30/11

 FUND PERFORMANCE
 NAV                                                                7.24%
 Market Price                                                       7.49%

 INDEX PERFORMANCE
 Defined Japan Index                                                5.67%
 S&P Japan BMI Index                                                3.50%
 MSCI Japan Index                                                   3.15%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FJP returned +7.24% since the Fund's inception on 4/18/11, outperforming the benchmark MSCI Japan Index return of +3.15% by +4.09%. During the period covered by this report, the U.S. dollar weakened relative to the Japanese Yen (-2.5%), which benefitted the Fund since it holds Yen-denominated securities. Japanese stocks were generally in a rally during the short period ended 6/30/11, as stocks lifted off their 3/11/11 lows resulting from the devastating earthquake in the region. In particular, auto stocks, such as Mazda Motor (+18.2% local) and Isuzu Motors (+16.1% local), were strong performers. These auto stocks, amongst other auto makers, were also held in an overweight position in the portfolio. Their strong performance, combined with an overweight position, contributed to the Fund's outperformance of its benchmark.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FJP - FIRST TRUST JAPAN ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Industrials                                  24.0%
 Materials                                    21.8
 Consumer Discretionary                       19.5
 Information Technology                        9.9
 Energy                                        6.0
 Consumer Staples                              5.1
 Telecommunication Services                    5.1
 Utilities                                     4.7
 Financials                                    3.9
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 KDDI Corp.                                    2.0%
 Hino Motors Ltd.                              1.9
 Nippon Telegraph & Telephone Corp.            1.8
 Mitsui Chemicals, Inc.                        1.8
 Sumitomo Electric Industries Ltd.             1.8
 Mitsubishi Chemical Holdings Corp.            1.7
 Daido Steel Co., Ltd.                         1.7
 Mitsubishi Gas Chemical Co., Inc.             1.7
 Daicel Chemical Industries Ltd.               1.7
 Toyoda Gosei Co., Ltd.                        1.7
                                              -----
    Total                                     17.8%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

             First Trust Japan AlphaDEX(R) Fund     Defined Japan Index         S&P Japan BMI Index          MSCI Japan Index
4/18/11                    $10,000                       $10,000                     $10,000                     $10,000
6/30/11                     10,724                        10,567                      10,350                      10,315
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      17                        13                        1                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      18                         1                        1                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FKO - FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P South Korea BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                              CUMULATIVE
                                                             TOTAL RETURNS
                                                         Inception (04/18/11)
                                                              to 06/30/11

 FUND PERFORMANCE
 NAV                                                             2.66%
 Market Price                                                    3.13%

 INDEX PERFORMANCE
 Defined South Korea Index                                       2.41%
 S&P South Korea BMI Index                                      -0.31%
 MSCI South Korea Index                                         -0.78%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FKO returned +2.66% since the Fund's inception on 4/18/11, outperforming the benchmark MSCI South Korea Index return of -0.78% by +3.44%. During the period covered by this report, the U.S. dollar weakened relative to the South Korean Won (-1.9%), which benefitted the Fund since it holds Won-denominated securities. South Korean insurance companies, such as Samsung Fire & Marine Insurance (+12.4% local) and Dongbu Insurance (+17.0% local), rose during the period on strong earnings, and clarity related to losses from the Japan earthquake on 3/11/11. Weaker-than-expected earnings in the Technology sector, from stocks such as LG Display (-23.5% local), were a drag on the Fund's performance during the period. The Fund's overweight position in Dongbu Insurance contributed favorably to relative performance, due to the stock's strong returns during the period.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FKO - FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Industrials                                  24.6%
 Materials                                    20.9
 Consumer Discretionary                       14.6
 Financials                                   10.0
 Telecommunication Services                    7.0
 Energy                                        6.6
 Consumer Staples                              5.4
 Information Technology                        5.0
 Utilities                                     3.5
 Health Care                                   2.4
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Korea Kumho Petrochemical                     4.9%
 Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                      3.8
 Kia Motors Corp.                              3.7
 Honam Petrochemical Corp.                     3.7
 Dongbu Insurance Co., Ltd.                    3.5
 SK Holdings Co., Ltd.                         3.1
 KCC Corp.                                     3.1
 Samsung Heavy Industries Co., Ltd.            3.0
 SK Telecom Co., Ltd., ADR                     3.0
 POSCO                                         2.9
                                              -----
    Total                                     34.7%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

                 First Trust South Korea          Defined South              S&P South Korea             MSCI South Korea
                     AlphaDEX(R) Fund              Korea Index                  BMI Index                     Index
4/18/11                  $10,000                     $10,000                     $10,000                     $10,000
6/30/11                   10,266                      10,241                       9,969                       9,922
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      11                        4                        0                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      22                       12                        2                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FDT - FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets Ex-US BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                          CUMULATIVE
                                                         TOTAL RETURNS
                                                     Inception (04/18/11)
                                                          to 06/30/11

 FUND PERFORMANCE
 NAV                                                         2.18%
 Market Price                                                2.69%

 INDEX PERFORMANCE
 Defined Developed Markets Ex-US Index                       2.32%
 S&P Developed Markets Ex-US BMI Index                       1.94%
 MSCI World Ex-US Index                                      1.92%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FDT returned +2.18% since the Fund's inception on 4/18/11, outperforming the benchmark MSCI World Ex-US Index return of +1.92% by +0.26%. During the period covered by this report, the U.S. dollar weakened relative to the currencies held in the portfolio, which benefitted the Fund since it holds locally denominated securities. Consumer Discretionary stocks were the strongest performing in the Fund, generating a local return of +7.4%. Within the sector, auto companies such as Porsche (+30.2% local) and Renault (+12.9% local), were strong contributors to the Fund's absolute return. Relative to the benchmark, the Fund outperformed in large part due to an overweight position in the Consumer Discretionary sector. The Fund's holdings in the sector averaged 14.9%, while the benchmark carried a weight of about 9.6%. This overweight position, combined with the strong performance in the sector, was a driver of outperformance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FDT - FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Financials                                   22.8%
 Industrials                                  18.1
 Materials                                    17.1
 Consumer Discretionary                       15.5
 Energy                                        9.9
 Information Technology                        5.4
 Telecommunication Services                    4.2
 Utilities                                     3.3
 Consumer Staples                              3.1
 Health Care                                   0.6
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Melco Crown Entertainment Ltd., ADR           0.9%
 Galaxy Entertainment Group Ltd.               0.8
 Hyundai Hysco                                 0.7
 Korea Kumho Petrochemical                     0.7
 Jardine Matheson Holdings Ltd.                0.7
 Hyundai Motor Co.                             0.7
 Faurecia                                      0.6
 Land Securities Group PLC                     0.6
 Tosoh Corp.                                   0.6
 Dongbu Insurance Co., Ltd.                    0.6
                                               ----
    Total                                      6.9%
                                               ====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

              First Trust Developed Markets       Defined Developed             S&P Developed                 MSCI World
                   Ex-US AlphaDEX(R) Fund        Markets Ex-US Index           Ex-US BMI Index               Ex-US Index
4/18/11                   $10,000                     $10,000                     $10,000                     $10,000
6/30/11                    10,218                      10,232                      10,194                      10,192
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      20                         7                        1                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                      18                         5                        0                         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FEM - FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets BMI universe which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------
 PERFORMANCE AS OF JUNE 30, 2011
--------------------------------------------------------------------------------
                                                           CUMULATIVE
                                                          TOTAL RETURNS
                                                      Inception (04/18/11)
                                                           to 06/30/11

 FUND PERFORMANCE
 NAV                                                         -2.13%
 Market Price                                                -0.25%

 INDEX PERFORMANCE
 Defined Emerging Markets Index                              -2.25%
 S&P Emerging Markets BMI Index                              -1.05%
 MSCI Emerging Markets Index                                 -0.55%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FEM returned -2.13% since the Fund's inception on 4/18/11, underperforming the benchmark MSCI Emerging Markets Index return of -0.55% by -1.58%. AirAsia Bhd, one of the largest air carriers in the Asia-Pacific region, rose +35.4% in local trading in Malaysia during the period covered by this report. The airline rallied on a 10.9% drop in oil prices, as well as one of the largest orders of Airbus aircraft in history. Chinese stocks were a drag on the portfolio's performance, with industrial and health care stocks showing particular weakness. Global growth and European debt concerns hampered the performance of Chinese stocks during the period. Concerns that global growth would slow had a particularly negative effect on Chinese industrial stocks, such as Lonking Holdings (-24.0% local) and China National Materials (-19.4% local). The combination of larger exposure to and weaker returns from Chinese holdings in the portfolio also contributed to the Fund's relative underperformance of its benchmark, as the Fund was overweight Chinese stocks (23.3% weight in the Fund, 12.2% weight in the benchmark).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (Continued)
--------------------------------------------------------------------------------

FEM - FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (Continued)

 ----------------------------------------------------------
 PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECTOR                               LONG-TERM INVESTMENTS
 Materials                                    18.3%
 Information Technology                       13.7
 Energy                                       13.6
 Industrials                                  13.0
 Financials                                   11.7
 Telecommunication Services                   10.8
 Utilities                                     6.6
 Consumer Discretionary                        5.9
 Consumer Staples                              3.5
 Health Care                                   2.9
                                             ------
    Total                                    100.0%
                                             ======

 ----------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2011
 ----------------------------------------------------------
                                           % OF TOTAL
 SECURITY                             LONG-TERM INVESTMENTS
 Compal Electronics, Inc.                      1.4%
 Alfa SAB de CV                                1.3
 Glorious Property Holdings Ltd.               1.3
 Tim Participacoes S.A.                        1.3
 Turkiye Sise ve Cam Fabrikalari AS            1.3
 China National Building Material Co., Ltd.    1.2
 Soho China Ltd.                               1.2
 Aboitiz Equity Ventures, Inc.                 1.2
 Polski Koncern Naftowy Orlen S.A.             1.2
 Eletropaulo Metropolitana Eletricidade
    de Sao Paulo S.A.                          1.1
                                              -----
    Total                                     12.5%
                                              =====

------------------------------------------------------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2011

                   First Trust Emerging          Defined Emerging              S&P Emerging               MSCI Emerging
                  Markets AlphaDEX(R) Fund         Markets Index             Markets BMI Index             Markets Index
4/18/11                   $10,000                     $10,000                     $10,000                     $10,000
6/30/11                     9,787                       9,775                       9,895                       9,945
------------------------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2011

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2011. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       7                        30                       13                         0

------------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/19/11 - 6/30/11                       1                         0                        0                         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period April 18, 2011 (inception) to April 19, 2011 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2011 (UNAUDITED)

As a shareholder of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R), First Trust Developed Markets Ex-US AlphaDEX(R) Fund, or the First Trust Emerging Markets AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2011.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              EXPENSES PAID
                                                                                           ANNUALIZED          DURING THE
                                                                                          EXPENSE RATIO          PERIOD
                                                     BEGINNING            ENDING          BASED ON THE     APRIL 18, 2011 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE    NUMBER OF DAYS IN          TO
                                                APRIL 18, 2011 (a)     JUNE 30, 2011        THE PERIOD      JUNE 30, 2011 (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,017.00               0.80%              $1.64
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST EUROPE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,026.50               0.80%              $1.64
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,011.40               0.80%              $1.63
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST BRAZIL ALPHADEX(R) FUND
Actual                                              $1,000.00             $988.40               0.80%              $1.62
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST CHINA ALPHADEX(R) FUND
Actual                                              $1,000.00             $933.40               0.80%              $1.57
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01



                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES (Continued)
JUNE 30, 2011 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              EXPENSES PAID
                                                                                           ANNUALIZED          DURING THE
                                                                                          EXPENSE RATIO          PERIOD
                                                     BEGINNING            ENDING          BASED ON THE     APRIL 18, 2011 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE    NUMBER OF DAYS IN          TO
                                                APRIL 18, 2011 (a)     JUNE 30, 2011        THE PERIOD      JUNE 30, 2011 (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST JAPAN ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,072.40               0.80%              $1.68
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,026.60               0.80%              $1.64
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,021.80               0.80%              $1.64
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
Actual                                              $1,000.00             $978.70               0.80%              $1.60
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83               0.80%              $4.01


(a) Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (April 18, 2011 through June 30, 2011), multiplied by 74/365. Hypothetical expenses are assumed for the most recent half-year period.


Page 24


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 100.1%
           AUSTRALIA -- 14.0%
     1,312 Amcor Ltd.                         $      10,131
     7,446 Atlas Iron Ltd. (c)                       29,786
     5,934 Boart Longyear Ltd.                       25,392
     1,780 Caltex Australia Ltd.                     22,449
       200 Campbell Brothers Ltd.                     9,815
    10,062 CFS Retail Property Trust REIT            19,586
    10,764 Commonwealth Property Office
              Fund REIT                              10,851
     1,236 Echo Entertainment Group Ltd. (c)          5,448
    14,352 Fairfax Media Ltd.                        15,084
    11,792 GPT Group REIT                            39,962
     2,784 Iluka Resources Ltd.                      50,100
     1,484 Mineral Resources Ltd.                    18,303
    13,954 Mount Gibson Iron Ltd. (c)                27,536
     3,718 New Hope Corp Ltd.                        20,814
     3,794 OneSteel Ltd.                              7,527
     1,741 OZ Minerals Ltd.                          24,646
     4,246 Qantas Airways Ltd. (c)                    8,379
       970 Ramsay Health Care Ltd.                   18,912
     4,118 Seven Group Holdings Ltd.                 42,530
     1,236 Tabcorp Holdings Ltd.                      4,361
       298 WorleyParsons Ltd.                         9,025
                                              -------------
                                                    420,637
                                              -------------

           BERMUDA -- 6.7%
     3,102 Guoco Group Ltd.                          37,989
     7,000 Hongkong Land Holdings Ltd.               49,840
       800 Jardine Matheson Holdings Ltd.            45,872
     1,500 Jardine Strategic Holdings Ltd.           45,900
     3,648 Orient Overseas International Ltd.        23,557
                                              -------------
                                                    203,158
                                              -------------

           CAYMAN ISLANDS -- 7.6%
    48,288 China Resources Cement Holdings
              Ltd.                                   45,547
    77,888 GCL-Poly Energy Holdings Ltd.             40,236
     6,298 Melco Crown Entertainment Ltd.,
              ADR (c)                                80,426
    62,396 Shui On Land Ltd.                         27,422
    36,862 Xinyi Glass Holdings Ltd.                 36,522
                                              -------------
                                                    230,153
                                              -------------

           HONG KONG -- 18.1%
    15,978 Cathay Pacific Airways Ltd.               36,918
    66,040 Champion REIT                             37,086
    32,888 Galaxy Entertainment Group Ltd. (c)       69,987
     2,762 Henderson Land Development Co.,
              Ltd.                                   17,853
    20,886 Hongkong & Shanghai Hotels                34,784
    15,944 Hopewell Holdings Ltd.                    50,505
    12,232 Link REIT                                 41,812
    16,258 New World Development Ltd.                24,570
    21,868 SJM Holdings Ltd.                         51,932
     3,266 Swire Pacific Ltd.                        48,056
    27,578 Techtronic Industries Co.                 32,888


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HONG KONG -- (Continued)
     6,940 Wharf Holdings Ltd.                $      48,203
    12,750 Wheelock & Co., Ltd.                      51,283
                                              -------------
                                                    545,877
                                              -------------

           MAURITIUS -- 1.6%
    87,000 Golden Agri-Resources Ltd.                48,164
                                              -------------

           NEW ZEALAND -- 0.4%
     6,244 Telecom Corp of New Zealand Ltd.          12,699
                                              -------------

           SINGAPORE -- 8.3%
    26,000 CapitaCommercial Trust REIT               30,693
     6,000 Cosco Corp Singapore Ltd.                  9,525
     8,000 Keppel Land Ltd.                          23,577
    12,000 Neptune Orient Lines Ltd.                 14,948
    20,000 Overseas Union Enterprise Ltd.            46,406
     9,000 Singapore Land Ltd.                       52,170
    16,000 Suntec REIT                               19,539
    13,000 UOL Group Ltd.                            52,707
                                              -------------
                                                    249,565
                                              -------------

           SOUTH KOREA -- 43.4%
       302 Celltrion, Inc.                           12,510
       270 Cheil Industries, Inc.                    32,263
       310 Daewoo Shipbuilding & Marine
              Engineering Co., Ltd.                  13,147
     1,160 DGB Financial Group, Inc. (c)             17,612
       840 Dongbu Insurance Co., Ltd.                43,693
       530 Dongkuk Steel Mill Co., Ltd.              20,365
       450 GS Holdings                               32,938
       440 Hana Financial Group, Inc.                15,381
       310 Hanjin Shipping Co., Ltd.                  6,493
       880 Hankook Tire Co., Ltd.                    37,567
       726 Hanwha Chem Corp.                         34,293
       414 Hanwha Corp.                              18,915
       135 Honam Petrochemical Corp.                 50,040
       670 Hynix Semiconductor, Inc.                 15,730
       120 Hyosung Corp.                             10,324
       398 Hyundai Engineering &
              Construction Co., Ltd.                 32,116
       101 Hyundai Heavy Industries Co., Ltd.        41,981
       986 Hyundai Hysco                             47,221
     1,710 Hyundai Marine & Fire Insurance
              Co., Ltd.                              50,963
       128 Hyundai Mobis                             47,985
       258 Hyundai Motor Co.                         57,306
        58 KCC Corp.                                 18,156
       760 Kia Motors Corp.                          51,498
       390 Korea Electric Power Corp (c)             10,362
       300 Korea Express Co., Ltd. (c)               30,365
       570 Korea Gas Corp.                           19,766
       280 Korea Kumho Petrochemical                 61,668
        52 Korea Zinc Co., Ltd.                      19,957
     1,940 KP Chemical Corp.                         44,636
       490 KT Corp.                                   9,526
       368 KT&G Corp.                                22,901
        46 LG Chem Ltd.                              21,038


                See Notes to Financial Statements                        Page 25


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           SOUTH KOREA -- (Continued)
       910 LG Display Co., Ltd.               $      25,202
     8,480 LG Uplus Corp.                            46,016
        42 NCSoft Corp.                              11,455
        21 OCI Co., Ltd.                              7,932
        21 POSCO                                      9,132
       138 S-Oil Corp.                               17,783
       756 Samsung Card Co.                          40,953
        34 Samsung Electronics Co., Ltd.             26,320
       200 Samsung Engineering Co., Ltd.             47,798
       130 Samsung Fire & Marine Insurance
              Co., Ltd.                              30,216
       790 Samsung Heavy Industries Co., Ltd.        35,243
       190 SK Holdings Co., Ltd.                     32,943
        99 SK Innovation Co., Ltd                    18,603
       508 SK Telecom Co., Ltd., ADR                  9,500
                                              -------------
                                                  1,307,812
                                              -------------
           TOTAL INVESTMENTS -- 100.1%            3,018,065
           (Cost $2,993,265) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.1%)                  (2,855)
                                              -------------
           NET ASSETS -- 100.0%               $   3,015,210
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)  Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $189,875 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $165,075.

ADR  American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $3,018,065   $3,018,065    $    --    $    --
                   =============================================

* See Portfolio of Investments for country breakout.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Real Estate Management & Development            14.8%
     Hotels, Restaurants & Leisure                    9.7
     Chemicals                                        9.3
     Metals & Mining                                  7.8
     Real Estate Investment Trusts (REITs)            6.6
     Insurance                                        4.2
     Industrial Conglomerates                         4.1
     Auto Components                                  4.1
     Oil, Gas & Consumable Fuels                      3.7
     Automobiles                                      3.6
     Construction & Engineering                       3.5
     Machinery                                        3.3
     Semiconductors & Semiconductor Equipment         2.7
     Diversified Telecommunication Services           2.3
     Food Products                                    1.6
     Construction Materials                           1.5
     Airlines                                         1.5
     Marine                                           1.5
     Trading Companies & Distributors                 1.4
     Consumer Finance                                 1.4
     Diversified Financial Services                   1.3
     Commercial Banks                                 1.1
     Household Durables                               1.1
     Road & Rail                                      1.0
     Electronic Equipment, Instruments & Components   0.9
     Tobacco                                          0.8
     Gas Utilities                                    0.7
     Health Care Providers & Services                 0.6
     Commercial Services & Supplies                   0.6
     Building Products                                0.6
     Media                                            0.5
     Pharmaceuticals                                  0.4
     Software                                         0.4
     Electric Utilities                               0.3
     Containers & Packaging                           0.3
     Professional Services                            0.3
     Wireless Telecommunication Services              0.3
     Energy Equipment & Services                      0.3
     Net Other Assets and Liabilities                (0.1)
                                                    ------
                                                    100.0%
                                                    ======


Page 26                See Notes to Financial Statements


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.7%
           AUSTRIA -- 1.5%
       802 EVN AG                             $      13,910
       442 OMV AG                                    19,310
       314 Strabag SE                                 9,333
                                              -------------
                                                     42,553
                                              -------------

           BELGIUM -- 3.5%
       386 Belgacom S.A.                             13,768
       146 D'ieteren S.A. N.V.                        9,981
       245 Delhaize Group S.A.                       18,369
       611 Elia System Operator S.A. N.V.            26,095
       133 KBC Groep N.V.                             5,227
     1,729 Nyrstar (c)                               25,024
       106 Telenet Group Holding N.V. (c)             5,043
                                              -------------
                                                    103,507
                                              -------------

           BERMUDA -- 0.4%
     1,652 Hiscox Ltd.                               11,107
                                              -------------

           DENMARK -- 2.3%
         3 AP Moller -- Maersk A/S                   25,875
       606 DSV A/S                                   14,528
       645 H Lundbeck A/S                            16,968
        60 Topdanmark A/S (c)                        11,200
                                              -------------
                                                     68,571
                                              -------------

           FINLAND -- 3.1%
     1,210 Neste Oil Oyj                             18,969
       583 Nokia Oyj                                  3,779
       117 Nokian Renkaat Oyj                         5,871
       882 Sanoma Oyj                                16,346
     1,675 Stora Enso Oyj                            17,574
       944 UPM-Kymmene Oyj                           17,263
       505 YIT Oyj                                   12,626
                                              -------------
                                                     92,428
                                              -------------

           FRANCE -- 16.6%
       899 Air France-KLM (c)                        13,800
     4,345 Alcatel-Lucent/France (c)                 25,129
       275 Arkema S.A.                               28,311
       244 Cie de St-Gobain                          15,801
       177 Cie Generale des Etablissements
              Michelin                               17,311
       148 Ciments Francais S.A.                     15,664
        83 Eiffage S.A.                               5,492
       518 Etablissements Maurel et Prom (c)         12,699
       682 Faurecia                                  29,211
       140 Fonciere Des Regions                      14,831
       445 France Telecom S.A.                        9,464
       181 Gecina S.A.                               25,296
       202 ICADE                                     24,909
       557 Ingenico                                  27,157
        80 Lafarge S.A.                               5,098
       104 Nexans S.A.                                9,788
       505 Peugeot S.A.                              22,608
       451 Renault S.A.                              26,740
       988 Rexel S.A.                                24,501


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           FRANCE -- (Continued)
        59 Sa des Ciments Vicat               $       4,955
       213 Sanofi                                    17,125
        88 Schneider Electric S.A.                   14,702
       246 Total S.A.                                14,227
        92 Unibail-Rodamco SE                        21,274
       342 Valeo S.A.                                23,350
       349 Vivendi S.A.                               9,705
       230 Wendel S.A.                               28,281
                                              -------------
                                                    487,429
                                              -------------

           GABON -- 0.7%
        39 Total Gabon                               20,019
                                              -------------

           GERMANY -- 13.2%
       114 Aixtron SE NA                              3,890
       107 Allianz SE                                14,948
       467 Aurubis AG                                30,374
       173 BASF SE                                   16,952
       120 Bayerische Motoren Werke AG               11,975
       225 Brenntag AG                               26,156
       799 Commerzbank AG (c)                         3,440
       221 Continental AG (c)                        23,220
       941 Deutsche Lufthansa AG                     20,504
     1,107 Deutsche Post AG                          21,271
       653 E.On AG                                   18,547
        71 HeidelbergCement AG                        4,533
       139 Hochtief AG                               11,611
        60 Hugo Boss AG                               6,092
       973 Infineon Technologies AG                  10,938
        94 Kabel Deutschland Holding AG (c)           5,780
       821 Kloeckner & Co SE                         24,711
       133 Lanxess AG                                10,917
       305 Porsche Automobil Holding SE              24,194
       510 SGL Carbon SE (c)                         28,844
       181 Software AG                               10,845
       416 Tognum AG                                 15,601
       417 TUI AG (c)                                 4,523
        98 Volkswagen AG                             18,007
        89 Wacker Chemie AG                          19,244
                                              -------------
                                                    387,117
                                              -------------

           GREECE -- 1.3%
     1,910 Hellenic Petroleum S.A.                   18,032
     1,436 Public Power Corp S.A.                    20,575
                                              -------------
                                                     38,607
                                              -------------

           GUERNSEY -- 0.7%
     4,213 Resolution Ltd.                           19,880
                                              -------------

           IRELAND -- 1.1%
    48,000 Governor & Co of the Bank of
              Ireland (The) (c)                       8,005
     1,966 Smurfit Kappa Group PLC (c)               23,436
                                              -------------
                                                     31,441
                                              -------------


                See Notes to Financial Statements                        Page 27


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           ITALY -- 7.4%
    12,318 A2A S.p.A                          $      19,186
     1,673 Banco Popolare SC                          3,855
     1,151 Bulgari S.p.A                             20,314
       328 Danieli & C Officine
              Meccaniche S.p.A                        9,071
     4,461 Edison S.p.A (c)                           5,641
     1,583 Enel S.p.A                                10,340
       609 ENI S.p.A                                 14,405
     1,653 Fiat S.p.A                                18,147
       793 Finmeccanica S.p.A                         9,597
    10,715 Iren S.p.A                                19,268
     1,464 Italcementi S.p.A                         13,683
     1,570 Mediaset S.p.A                             7,381
     2,783 Mediolanum S.p.A                          12,850
     1,489 Parmalat S.p.A (c)                         5,601
       465 Prysmian S.p.A                             9,353
     7,698 Saras S.p.A (c)                           16,388
       426 Societa Iniziative Autostradali e
              Servizi S.p.A                           4,881
    12,977 Telecom Italia S.p.A                      18,057
                                              -------------
                                                    218,018
                                              -------------

           JERSEY - 0.6%
     5,516 Henderson Group PLC                       13,510
       172 Shire PLC                                  5,369
                                              -------------
                                                     18,879
                                              -------------

           LUXEMBOURG -- 0.6%
       156 Millicom International Cellular S.A.      16,278
                                              -------------

           NETHERLANDS -- 5.0%
       841 Aalberts Industries N.V.                  19,660
     2,665 Aegon N.V. (c)                            18,180
       635 ASM International N.V.                    25,052
       226 ASML Holding N.V.                          8,325
       309 CNH Global N.V.                           11,943
       685 European Aeronautic Defence and
              Space Co N.V.                          22,927
     1,577 ING Groep N.V. (c)                        19,414
        94 Koninklijke Boskalis
              Westminster N.V.                        4,445
       688 SBM Offshore N.V.                         18,199
                                              -------------
                                                    148,145
                                              -------------

           NORWAY -- 4.5%
       324 Aker ASA                                   8,619
       652 Aker Solutions ASA                        13,054
       341 Fred Olsen Energy ASA                     12,062
       720 Kongsberg Gruppen AS                      20,422
    12,067 Marine Harvest ASA                         9,677
     1,424 Renewable Energy Corp ASA (c)              2,448
       511 Schibsted ASA                             16,313
       361 Statoil ASA                                9,142
       582 Storebrand ASA                             4,959
     1,215 Telenor ASA                               19,900


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           NORWAY (Continued)
       186 TGS Nopec Geophysical Co ASA       $       5,217
       197 Yara International ASA                    11,091
                                              -------------
                                                    132,904
                                              -------------

           PORTUGAL -- 3.0%
     1,218 Banco Espirito Santo S.A.                  4,540
     3,687 Brisa Auto-Estradas de
              Portugal S.A.                          22,510
     1,281 EDP -- Energias de Portugal S.A.           4,550
       233 Galp Energia SGPS S.A.                     5,558
       310 Jeronimo Martins SGPS S.A.                 5,952
     5,680 Portucel Empresa Produtora de
              Pasta e Papel S.A.                     18,880
     2,161 Portugal Telecom SGPS S.A.                21,426
     4,272 Sonae                                      4,467
                                              -------------
                                                     87,883
                                              -------------

           SPAIN -- 7.3%
       753 Abengoa S.A.                              22,828
       551 Banco Espanol de Credito S.A.              4,259
       625 Cia Espanola de Petroleos S.A.            25,152
       404 Corp Financiera Alba                      22,820
       849 Ebro Foods S.A.                           19,613
     1,591 Ferrovial S.A.                            20,110
       301 Fomento de Construcciones y
              Contratas S.A.                          9,178
       550 Gas Natural SDG S.A.                      11,521
       574 Iberdrola S.A. (c)                         5,109
     3,971 Mapfre S.A.                               14,742
       552 Obrascon Huarte Lain S.A.                 21,093
       728 Repsol YPF S.A.                           25,275
       885 Sacyr Vallehermoso S.A.                    8,368
       199 Telefonica S.A.                            4,866
                                              -------------
                                                    214,934
                                              -------------

           SWEDEN -- 5.7%
       695 Boliden AB                                12,834
       687 Castellum AB                              10,297
       839 Hufvudstaden AB                           10,055
     1,404 Industrivarden AB                         23,240
     1,028 Investor AB                               23,566
     1,071 Kinnevik Investment AB                    23,790
     1,037 Meda AB                                   11,280
       697 NCC AB                                    15,857
       458 Saab AB                                   10,478
       620 Svenska Cellulosa AB                       8,729
       648 Tele2 AB                                  12,806
       578 TeliaSonera AB                             4,240
                                              -------------
                                                    167,172
                                              -------------

           SWITZERLAND -- 2.3%
        97 Aryzta AG                                  5,198
        44 Bucher Industries AG                       9,705
        27 Georg Fischer AG (c)                      14,847
       347 Nestle S.A.                               21,569
     1,942 OC Oerlikon Corp AG (c)                   15,687
                                              -------------
                                                     67,006
                                              -------------


Page 28                See Notes to Financial Statements


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           UNITED KINGDOM -- 18.9%
     1,478 Aberdeen Asset Management PLC      $       5,292
     5,739 Afren PLC (c)                             14,544
       522 AMEC PLC                                   9,115
       194 Anglo American PLC                         9,614
     2,168 ARM Holdings PLC                          20,460
       218 AstraZeneca PLC                           10,875
     2,719 Balfour Beatty PLC                        13,463
       898 Berkeley Group Holdings PLC (c)           18,564
       201 BG Group PLC                               4,562
     2,820 British Land Co., PLC                     27,564
     4,068 Capital Shopping Centres
              Group PLC                              26,084
       958 Centrica PLC                               4,971
     1,808 Cookson Group PLC                         19,515
       948 Derwent London PLC                        27,783
     3,144 Drax Group PLC                            25,407
     3,487 Hammerson PLC                             26,942
       511 Hargreaves Lansdown PLC                    4,983
       484 Hochschild Mining PLC                      3,570
     8,069 Home Retail Group PLC                     21,200
       605 IMI PLC                                   10,225
     8,058 ITV PLC (c)                                9,247
     3,718 J Sainsbury PLC                           19,657
     1,466 John Wood Group PLC                       15,235
     2,535 Kingfisher PLC                            10,872
     2,124 Land Securities Group PLC                 29,062
    13,525 Legal & General Group PLC                 25,658
     2,379 Logica PLC                                 5,117
       926 Marks & Spencer Group PLC                  5,371
     2,079 Mondi PLC                                 20,705
     2,291 Old Mutual PLC                             4,905
       142 Rio Tinto PLC                             10,234
       689 Royal Dutch Shell PLC                     24,594
       457 Spectris PLC                              11,677
     4,658 St. James's Place PLC                     25,419
     8,828 Vodafone Group PLC                        23,421
     2,258 WM Morrison Supermarkets PLC              10,789
                                              -------------
                                                    556,696
                                              -------------
           TOTAL INVESTMENTS -- 99.7%             2,930,574
           (Cost $2,906,705) (d)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.3%                 8,337
                                              -------------
           Net Assets -- 100.0%               $   2,938,911
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)  Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $158,454 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $134,585.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $2,930,574   $2,930,574    $    --    $    --
                   =============================================

* See Portfolio of Investments for country breakout.


                See Notes to Financial Statements                        Page 29


FIRST TRUST EUROPE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Oil, Gas & Consumable Fuels                      8.3%
     Real Estate Investment Trusts (REITs)            7.6
     Insurance                                        5.6
     Construction & Engineering                       5.2
     Automobiles                                      4.1
     Diversified Financial Services                   4.1
     Diversified Telecommunication Services           3.7
     Electric Utilities                               3.4
     Auto Components                                  3.4
     Metals & Mining                                  3.1
     Machinery                                        3.1
     Chemicals                                        2.9
     Paper & Forest Products                          2.8
     Electrical Equipment                             2.7
     Trading Companies & Distributors                 2.6
     Energy Equipment & Services                      2.5
     Semiconductors & Semiconductor Equipment         2.4
     Media                                            2.2
     Aerospace & Defense                              2.2
     Food Products                                    2.1
     Pharmaceuticals                                  2.1
     Food & Staples Retailing                         1.9
     Industrial Conglomerates                         1.8
     Construction Materials                           1.5
     Multi-Utilities                                  1.5
     Wireless Telecommunication Services              1.3
     Electronic Equipment, Instruments & Components   1.3
     Airlines                                         1.2
     Independent Power Producers & Energy Traders     1.1
     Commercial Banks                                 1.0
     Communications Equipment                         1.0
     Transportation Infrastructure                    0.9
     Textiles, Apparel & Luxury Goods                 0.9
     Marine                                           0.9
     Capital Markets                                  0.8
     Containers & Packaging                           0.8
     Air Freight & Logistics                          0.7
     Internet & Catalog Retail                        0.7
     Real Estate Management & Development             0.7
     Household Durables                               0.6
     Building Products                                0.5
     Road & Rail                                      0.5
     Gas Utilities                                    0.4
     Specialty Retail                                 0.4
     Software                                         0.4
     Distributors                                     0.3
     Multiline Retail                                 0.2
     IT Services                                      0.2
     Hotels, Restaurants & Leisure                    0.1
     Net Other Assets and Liabilities                 0.3
                                                    ------
                                                    100.0%
                                                    ======


Page 30                See Notes to Financial Statements


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.4%
           BRAZIL -- 78.6%
     5,834 Alpargatas S.A.                    $      45,216
     8,512 Amil Participacoes S.A.                  100,048
     4,876 Banco do Estado do Rio Grande
              do Sul                                 55,906
     1,922 BR Malls Participacoes S.A.               21,975
     3,019 Braskem S.A.                              43,104
     5,298 BRF -- Brasil Foods S.A.                  89,929
     6,057 CETIP S.A. -- Balcao Organizado
              Ativos Derivativos                     93,695
       487 Cia Brasileira de Distribuicao            22,506
     3,475 Cia de Saneamento Basico do
              Estado de Sao Paulo                   103,458
     1,255 Cia de Transmissao de Energia
              Electrica Paulista                     40,346
     1,047 Cia Energetica de Minas Gerais            21,239
     3,267 Cia Hering                                75,125
     2,205 Cia Paranaense de Energia                 58,614
     1,286 Cosan S.A. Industria e Comercio           20,264
     6,331 Cyrela Brazil Realty S.A.
              Empreendimentos e Participacoes        60,301
     2,273 Duratex SA                                19,233
     1,646 EDP -- Energias do Brasil S.A.            39,642
     5,297 Eletrobras S.A.                           70,878
     4,525 Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.         98,459
     2,480 Fibria Celulose S.A.                      32,644
     1,618 Gerdau S.A.                               16,893
    14,849 Klabin S.A.                               55,165
     2,317 Light S.A.                                43,574
     1,284 Marisa Lojas S.A.                         19,574
     1,341 Metalurgica Gerdau S.A.                   17,179
     3,271 MPX Energia S.A. (c)                      81,670
     5,003 MRV Engenharia e
              Participacoes S.A.                     41,531
     1,056 Obrascon Huarte Lain Brasil S.A.          45,184
     3,673 Odontoprev S.A.                           61,170
     5,729 Petroleo Brasileiro S.A.                  87,043
     4,735 Porto Seguro S.A.                         73,700
     7,201 Rossi Residencial SA                      58,855
     4,935 Santos Brasil Participacoes S.A.          88,983
     8,683 Suzano Papel e Celulose S.A.              62,792
     1,037 TAM S.A.                                  22,252
     4,163 Telecomunicacoes de Sao Paulo S.A.       121,061
     1,767 Telemar Norte Leste S.A.                  58,742
    23,301 Tim Participacoes S.A.                   112,684
     2,417 Ultrapar Participacoes S.A.               42,807
     6,616 Usinas Siderurgicas de Minas
              Gerais S.A.                            58,057
     2,757 Vale S.A.                                 78,832
                                              -------------
                                                  2,360,330
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           CHILE -- 7.8%
    23,681 E.CL SA                            $      66,582
     4,928 ENTEL Chile S.A.                         100,057
   182,703 Sociedad Matriz Banco de Chile            66,459
                                              -------------
                                                    233,098
                                              -------------

           MEXICO -- 13.0%
     7,716 Alfa SAB de CV                           114,988
    13,884 Embotelladoras Arca SAB de CV             99,362
    17,117 Fomento Economico Mexicano
              SAB de CV                             113,802
     1,091 Industrias Penoles SAB de CV              41,182
    10,979 OHL Mexico SAB de CV                      22,081
                                              -------------
                                                    391,415
                                              -------------
           TOTAL COMMON STOCKS                    2,984,843
           (Cost $3,045,962)                  -------------

           RIGHTS -- 0.1%
           BRAZIL -- 0.1%
       520 MPX Energia S.A.,
              expiring 7/25/11 (c)                    2,964
                                              -------------
           TOTAL RIGHTS                               2,964
           (Cost $0)                          -------------

           TOTAL INVESTMENTS -- 99.5%             2,987,807
           (Cost $3,045,962) (d)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.5%                16,161
                                              -------------
           NET ASSETS -- 100.0%               $   3,003,968
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $93,823 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $151,978.


                See Notes to Financial Statements                        Page 31


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $2,984,843   $2,984,843    $    --    $    --
Rights*                 2,964        2,964         --         --
                   ---------------------------------------------
TOTAL INVESTMENTS  $2,987,807   $2,987,807         --         --
                   =============================================

* See Portfolio of Investments for country breakout.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Electric Utilities                              14.6%
     Beverages                                        7.1
     Wireless Telecommunication Services              7.1
     Metals & Mining                                  7.1
     Diversified Telecommunication Services           6.0
     Health Care Providers & Services                 5.4
     Household Durables                               5.4
     Transportation Infrastructure                    5.2
     Oil, Gas & Consumable Fuels                      4.3
     Commercial Banks                                 4.1
     Industrial Conglomerates                         3.8
     Paper & Forest Products                          3.8
     Food Products                                    3.7
     Water Utilities                                  3.4
     Capital Markets                                  3.1
     Independent Power Producers & Energy Traders     2.8
     Specialty Retail                                 2.5
     Insurance                                        2.5
     Containers & Packaging                           1.8
     Textiles, Apparel & Luxury Goods                 1.5
     Chemicals                                        1.4
     Food & Staples Retailing                         0.8
     Airlines                                         0.7
     Real Estate Management & Development             0.7
     Multiline Retail                                 0.7
     Net Other Assets and Liabilities                 0.5
                                                    ------
                                                    100.0%
                                                    ======


Page 32                See Notes to Financial Statements


FIRST TRUST BRAZIL ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.3%
           AEROSPACE & DEFENSE - 2.3%
    22,532 Embraer S.A.                       $     171,747
                                              -------------

           AIRLINES - 1.8%
     7,106 Gol Linhas Aereas Inteligentes S.A.       84,797
     2,227 TAM S.A.                                  47,786
                                              -------------
                                                    132,583
                                              -------------

           CAPITAL MARKETS - 3.2%
    15,421 CETIP S.A. - Balcao Organizado
              Ativos Derivativos                    238,545
                                              -------------

           CHEMICALS - 3.8%
    19,293 Braskem S.A.                             275,455
                                              -------------

           COMMERCIAL BANKS - 1.3%
     2,466 Banco Bradesco S.A.                       50,072
     2,646 Banco do Brasil S.A.                      47,456
                                              -------------
                                                     97,528
                                              -------------

           CONTAINERS & PACKAGING - 2.5%
    49,628 Klabin S.A.                              184,373

           DIVERSIFIED CONSUMER
              SERVICES - 1.9%
     6,503 Anhanguera Educacional
              Participacoes S.A.                    138,374
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 8.6%
     8,853 Tele Norte Leste Participacoes S.A.      135,812
     9,644 Telecomunicacoes de Sao Paulo S.A.       280,449
     6,371 Telemar Norte Leste S.A.                 211,795
                                              -------------
                                                    628,056
                                              -------------

           ELECTRIC UTILITIES - 17.0%
    11,475 Cia Energetica de Minas Gerais           232,778
     5,619 Cia Paranaense de Energia                149,365
     6,341 EDP - Energias do Brasil S.A.            152,717
    13,421 Eletrobras S.A.                          179,583
    12,134 Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.        264,023
    14,212 Light S.A.                               267,271
                                              -------------
                                                  1,245,737
                                              -------------

           FOOD & STAPLES RETAILING - 0.8%
     1,259 Cia Brasileira de Distribuicao            58,184
                                              -------------

           FOOD PRODUCTS - 6.7%
    13,468 BRF - Brasil Foods S.A.                  228,607
     6,110 Cosan S.A. Industria e Comercio           96,276
     2,180 M Dias Branco S.A.                        57,949
    10,718 Marfrig Alimentos S.A.                   105,725
                                              -------------
                                                    488,557
                                              -------------

           HEALTH CARE PROVIDERS &
              SERVICES - 2.9%
    13,460 Amil Participacoes S.A.                  158,206
     3,907 Diagnosticos da America S.A.              52,554
                                              -------------
                                                    210,760
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HOUSEHOLD DURABLES - 3.7%
    13,618 Cyrela Brazil Realty S.A.
              Empreendimentos e Participacoes $     129,708
    11,064 MRV Engenharia e Participacoes
              S.A.                                   91,846
     8,397 PDG Realty S.A. Empreendimentos
              e Participacoes                        47,277
                                              -------------
                                                    268,831
                                              -------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 3.0%
     8,870 MPX Energia S.A. (b)                     221,466
                                              -------------

           INSURANCE - 3.9%
    11,671 Porto Seguro S.A.                        181,659
     8,232 Sul America S.A.                         103,348
                                              -------------
                                                    285,007
                                              -------------

           IT SERVICES - 0.8%
     2,314 Cielo S.A.                                57,816
                                              -------------

           METALS & MINING - 7.0%
     7,064 Gerdau S.A.                               73,753
     9,026 Metalurgica Gerdau S.A.                  115,629
    16,596 Usinas Siderurgicas de Minas
              Gerais S.A.                           145,635
     6,266 Vale S.A.                                179,166
                                              -------------
                                                    514,183
                                              -------------

           MULTILINE RETAIL - 0.7%
     3,563 Marisa Lojas S.A.                         54,317
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 6.4%
    13,491 Petroleo Brasileiro S.A.                 204,975
    14,841 Ultrapar Participacoes S.A.,
                Preference Shares                   262,845
                                              -------------
                                                    467,820
                                              -------------

           PAPER & FOREST PRODUCTS - 3.9%
     6,471 Fibria Celulose S.A.                      85,178
    27,759 Suzano Papel e Celulose S.A.             200,742
                                              -------------
                                                    285,920
                                              -------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT - 1.5%
     9,862 BR Malls Participacoes S.A.              112,757
                                              -------------

           SOFTWARE - 1.9%
     7,616 Totvs S.A.                               140,495
                                              -------------

           SPECIALTY RETAIL - 2.0%
     6,404 Cia Hering                               147,261
                                              -------------

           TEXTILES, APPAREL & LUXURY
              GOODS - 3.1%
    29,568 Alpargatas S.A.                          229,165
                                              -------------

           TRANSPORTATION INFRASTRUCTURE
              - 2.3%
     1,685 CCR S.A.                                  50,133
     2,807 Obrascon Huarte Lain Brasil S.A.         120,105
                                              -------------
                                                    170,238
                                              -------------


                See Notes to Financial Statements                        Page 33


FIRST TRUST BRAZIL ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (Continued)
           WATER UTILITIES - 3.8%
     9,278 Cia de Saneamento Basico do
              Estado de Sao Paulo             $     276,224
                                              -------------

           WIRELESS TELECOMMUNICATION
              SERVICES - 2.5%
    37,767 Tim Participacoes S.A.                   182,642
                                              -------------
           TOTAL COMMON STOCKS                    7,284,041
           (Cost $7,465,972)                  -------------

           RIGHTS -- 0.1%
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 0.1%
     1,410 MPX Energia S.A.,
              expiring 7/25/11 (b)                    8,038
                                              -------------
           TOTAL RIGHTS                               8,038
           (Cost $0)                          -------------

           TOTAL INVESTMENTS -- 99.4%             7,292,079
           (Cost $7,465,972) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.6%                44,503
                                              -------------
           NET ASSETS -- 100.0%               $   7,336,582
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $122,832 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $296,725.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio -Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $7,284,041   $7,284,041    $    --    $    --
Rights*                 8,038        8,038         --         --
                   ---------------------------------------------
TOTAL INVESTMENTS  $7,292,079   $7,292,079         --         --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     Brazil                                          99.4%
     Net Other Assets and Liabilities                 0.6
                                                    ------
                                                    100.0%
                                                    ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


Page 34                See Notes to Financial Statements


FIRST TRUST CHINA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.3%
           AUTOMOBILES - 5.0%
    20,082 Dongfeng Motor Group Co., Ltd.     $      38,039
    61,242 Great Wall Motor Co., Ltd.               100,735
                                              -------------
                                                    138,774
                                              -------------

           CHEMICALS - 2.8%
   169,596 Sinopec Shanghai Petrochemical
              Co., Ltd. (b)                          76,061
                                              -------------

           CONSTRUCTION & ENGINEERING - 1.5%
    24,340 China Communications
              Construction Co., Ltd.                 20,956
    20,958 China State Construction
              International Holdings Ltd.            21,277
                                              -------------
                                                     42,233
                                              -------------

           CONSTRUCTION MATERIALS - 4.2%
    58,436 China National Building Material
              Co., Ltd.                             114,593
                                              -------------

           DIVERSIFIED FINANCIAL
              SERVICES - 3.0%
    43,052 China Everbright Ltd.                     81,991
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 3.2%
    83,492 China Communications Services
              Corp., Ltd.                            49,354
    61,502 China Telecom Corp., Ltd.                 39,754
                                              -------------
                                                     89,108
                                              -------------

           ELECTRICAL EQUIPMENT - 1.3%
    10,638 Zhuzhou CSR Times Electric
              Co., Ltd.                              35,817
                                              -------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS - 4.2%
    10,680 Kingboard Chemical Holdings Ltd.          49,476
    82,258 Kingboard Laminates Holdings Ltd.         64,798
                                              -------------
                                                    114,274
                                              -------------

           ENERGY EQUIPMENT & SERVICES - 1.8%
    26,526 China Oilfield Services Ltd.              48,336
                                              -------------

           FOOD & STAPLES RETAILING - 1.8%
    21,625 Lianhua Supermarket Holdings
              Co., Ltd.                              49,354
                                              -------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 4.6%
    21,228 China Resources Power Holdings
              Co., Ltd.                              41,464
   104,762 Datang International Power
              Generation Co., Ltd.                   35,541
    96,790 Huaneng Power International, Inc.         50,996
                                              -------------
                                                    128,001
                                              -------------

           INDUSTRIAL CONGLOMERATES - 1.3%
    13,804 Citic Pacific Ltd.                        34,520
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           INTERNET SOFTWARE & SERVICES - 4.9%
       586 Baidu, Inc., ADR (b)               $      82,116
       216 Sohu.com, Inc. (b)                        15,611
     1,380 Tencent Holdings Ltd.                     37,489
                                              -------------
                                                    135,216
                                              -------------

           MACHINERY - 10.2%
    64,780 China National Materials Co., Ltd.        53,111
    66,136 CSR Corp., Ltd.                           62,042
   130,966 Lonking Holdings Ltd.                     71,695
    18,392 Sinotruk Hong Kong Ltd.                   12,810
    13,640 Weichai Power Co., Ltd.                   79,666
                                              -------------
                                                    279,324
                                              -------------

           MARINE - 0.5%
    16,342 China Shipping Development
              Co., Ltd.                              15,015
                                              -------------

           METALS & MINING - 13.4%
    38,698 Angang Steel Co. Ltd.                     42,270
   217,256 China Zhongwang Holdings Ltd.             97,715
    28,642 Jiangxi Copper Co., Ltd.                  95,329
   140,108 Maanshan Iron & Steel                     64,457
    34,048 Zhaojin Mining Industry Co., Ltd.         70,006
                                              -------------
                                                    369,777
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 5.3%
    88,536 China Petroleum & Chemical Corp.          89,312
    15,620 CNOOC Ltd.                                36,532
    13,272 PetroChina Co., Ltd., Class H             19,375
                                              -------------
                                                    145,219
                                              -------------

           PHARMACEUTICALS - 2.5%
   147,556 Sihuan Pharmaceutical Holdings
              Group Ltd. (b)                         69,590
                                              -------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT - 20.0%
    42,302 Agile Property Holdings Ltd.              65,559
    11,004 China Resources Land Ltd.                 19,825
    40,164 Evergrande Real Estate Group Ltd.         26,323
   130,750 Franshion Properties China Ltd.           33,268
   269,502 Glorious Property Holdings Ltd. (b)       84,157
    26,596 Longfor Properties Co., Ltd.              40,808
   599,808 Renhe Commercial Holdings Co.,
              Ltd. (b)                              114,848
    41,338 Shimao Property Holdings Ltd.             50,997
   127,156 Soho China Ltd.                          113,728
                                              -------------
                                                    549,513
                                              -------------

           ROAD & RAIL - 2.9%
   190,072 Guangshen Railway Co., Ltd.               79,627
                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 0.7%
   235,498 Semiconductor Manufacturing
              International Corp. (b)                19,066
                                              -------------


                See Notes to Financial Statements                        Page 35


FIRST TRUST CHINA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (Continued)
           TRANSPORTATION INFRASTRUCTURE
              - 0.6%
     4,200 China Merchants Holdings
              International Co., Ltd.         $      16,246
                                              -------------

           WATER UTILITIES - 2.1%
   105,432 Guangdong Investment Ltd.                 56,633
                                              -------------

           WIRELESS TELECOMMUNICATION
              SERVICES - 2.5%
     7,560 China Mobile Ltd.                         70,045
                                              -------------
           TOTAL INVESTMENTS -- 100.3%             2,758,333
           (Cost $3,003,101) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- (0.3%)              (8,184)
                                              -------------
           NET ASSETS -- 100.0%               $   2,750,149
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $43,341 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $288,109.

ADR  American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $2,758,333   $2,758,333    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     China                                           48.4%
     Cayman Islands                                  34.9
     Hong Kong                                       13.9
     Bermuda                                          2.5
     United States                                    0.6
     Net Other Assets and Liabilities                (0.3)
                                                    ------
                                                    100.0%
                                                    ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


Page 36                See Notes to Financial Statements


FIRST TRUST JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AUTO COMPONENTS - 10.0%
     1,600 Aisin Seiki Co., Ltd.              $      61,607
     1,500 Bridgestone Corp.                         34,393
     3,000 Koito Manufacturing Co., Ltd.             52,205
     4,000 NGK Spark Plug Co., Ltd.                  54,999
       800 NOK Corp.                                 13,643
     1,600 Stanley Electric Co., Ltd.                27,922
     2,800 Sumitomo Rubber Industries Ltd.           33,735
     1,500 Takata Corp.                              45,814
     3,200 Toyoda Gosei Co., Ltd.                    72,379
       900 Toyota Industries Corp.                   29,568
                                              -------------
                                                    426,265
                                              -------------

           AUTOMOBILES - 4.3%
     2,000 Daihatsu Motor Co., Ltd.                  33,884
     7,000 Fuji Heavy Industries Ltd.                54,080
     7,000 Isuzu Motors Ltd.                         32,952
    18,000 Mazda Motor Corp. (b)                     47,174
     1,500 Nissan Motor Co., Ltd.                    15,688
                                              -------------
                                                    183,778
                                              -------------

           BUILDING PRODUCTS - 1.1%
     1,000 Asahi Glass Co., Ltd.                     11,626
     1,300 JS Group Corp.                            33,392
                                              -------------
                                                     45,018
                                              -------------

           CHEMICALS - 13.5%
    11,000 Daicel Chemical Industries Ltd.           72,413
     8,000 Kaneka Corp.                              52,366
    10,500 Mitsubishi Chemical Holdings Corp.        74,078
    10,000 Mitsubishi Gas Chemical Co., Inc.         72,910
    21,000 Mitsui Chemicals, Inc.                    76,164
     5,000 Nippon Shokubai Co., Ltd.                 60,738
     1,000 Nitto Denko Corp.                         50,491
    11,000 Sumitomo Chemical Co., Ltd.               54,652
     7,000 Zeon Corp.                                65,209
                                              -------------
                                                    579,021
                                              -------------

           COMMERCIAL BANKS - 1.7%
    14,000 Aozora Bank Ltd.                          32,344
    14,000 Nishi-Nippon City Bank Ltd.               41,212
                                              -------------
                                                     73,556
                                              -------------

           COMMERCIAL SERVICES &
              SUPPLIES - 1.4%
     2,000 Dai Nippon Printing Co., Ltd.             22,432
     5,000 Toppan Printing Co., Ltd.                 38,629
                                              -------------
                                                     61,061
                                              -------------

           COMPUTERS & PERIPHERALS - 0.2%
     2,000 Toshiba Corp.                             10,483
                                              -------------

           CONSTRUCTION & ENGINEERING - 0.4%
     2,000 Kinden Corp.                              17,066
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           DIVERSIFIED FINANCIAL SERVICES
              - 0.9%
       680 Mitsubishi UFJ Lease & Finance
              Co., Ltd.                       $      26,183
       140 ORIX Corp.                                13,546
                                              -------------
                                                     39,729
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 1.8%
     1,600 Nippon Telegraph & Telephone
              Corp.                                  76,810
                                              -------------

           ELECTRIC UTILITIES - 1.7%
     1,200 Chubu Electric Power Co., Inc.            23,401
     1,400 Hokkaido Electric Power Co., Inc.         23,249
       600 Kansai Electric Power Co., Inc.           11,924
       700 Kyushu Electric Power Co., Inc.           12,581
                                              -------------
                                                     71,155
                                              -------------

           ELECTRICAL EQUIPMENT - 3.1%
    14,000 Fuji Electric Co., Ltd.                   43,473
     1,000 Mitsubishi Electric Corp.                 11,551
     5,200 Sumitomo Electric Industries Ltd.         75,375
                                              -------------
                                                    130,399
                                              -------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS - 5.5%
     5,800 Alps Electric Co., Ltd.                   58,497
    10,000 Hitachi Ltd.                              58,751
       200 Murata Manufacturing Co., Ltd.            13,290
     4,000 Nippon Electric Glass Co., Ltd.           50,975
     5,000 Yaskawa Electric Corp.                    55,769
                                              -------------
                                                    237,282
                                              -------------

           FOOD & STAPLES RETAILING - 1.4%
     4,800 Aeon Co., Ltd.                            57,712
                                              -------------

           FOOD PRODUCTS - 3.8%
     1,000 Meiji Holdings Co., Ltd.                  42,044
     3,000 Nippon Meat Packers, Inc.                 42,852
     1,000 Toyo Suisan Kaisha Ltd.                   23,600
     4,000 Yamazaki Baking Co., Ltd.                 53,459
                                              -------------
                                                    161,955
                                              -------------

           GAS UTILITIES - 2.1%
    12,000 Osaka Gas Co., Ltd.                       45,460
     6,000 Toho Gas Co., Ltd.                        32,419
     3,000 Tokyo Gas Co., Ltd.                       13,526
                                              -------------
                                                     91,405
                                              -------------

           HOUSEHOLD DURABLES - 0.6%
     3,000 Sharp Corp.                               27,239
                                              -------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS - 0.9%
     1,400 Electric Power Development Co., Ltd.      37,821
                                              -------------


                See Notes to Financial Statements                        Page 37


FIRST TRUST JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (Continued)
           INTERNET SOFTWARE & SERVICES - 0.8%
       800 Dena Co., Ltd.                     $      34,331
                                              -------------

           LEISURE EQUIPMENT & PRODUCTS - 0.6%
     1,400 Sega Sammy Holdings, Inc.                 26,936
                                              -------------

           MACHINERY - 10.1%
    14,000 Hino Motors Ltd.                          81,207
    18,000 IHI Corp.                                 46,280
     4,200 JTEKT Corp.                               61,506
    12,000 Kawasaki Heavy Industries Ltd.            47,547
     2,600 Nabtesco Corp.                            62,586
     5,000 NSK Ltd.                                  49,621
     9,000 NTN Corp.                                 50,975
     1,200 THK Co., Ltd.                             30,406
                                              -------------
                                                    430,128
                                              -------------

           MARINE - 1.8%
     4,000 Kawasaki Kisen Kaisha Ltd.                13,911
    17,000 Nippon Yusen KK                           62,924
                                              -------------
                                                     76,835
                                              -------------

           MEDIA - 1.3%
     1,400 Dentsu, Inc.                              41,212
       240 Hakuhodo DY Holdings, Inc.                12,759
                                              -------------
                                                     53,971
                                              -------------

           METALS & MINING - 7.1%
    11,000 Daido Steel Co., Ltd.                     73,233
     2,400 JFE Holdings, Inc.                        65,701
    22,000 Kobe Steel Ltd.                           49,733
    16,000 Mitsubishi Materials Corp.                50,081
    20,000 Mitsui Mining & Smelting Co., Ltd.        67,072
                                              -------------
                                                    305,820
                                              -------------

           MULTILINE RETAIL - 0.3%
       400 Don Quijote Co., Ltd.                     13,877
                                              -------------

           OFFICE ELECTRONICS - 0.3%
     1,000 Brother Industries Ltd.                   14,719
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 6.0%
    21,000 Cosmo Oil Co., Ltd.                       59,471
       600 Idemitsu Kosan Co., Ltd.                  63,793
     1,500 Japan Petroleum Exploration Co.           70,147
     5,000 TonenGeneral Sekiyu KK                    61,359
                                              -------------
                                                    254,770
                                              -------------

           PAPER & FOREST PRODUCTS - 1.1%
     2,200 Nippon Paper Group, Inc.                  48,695
                                              -------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT - 1.3%
       400 Daito Trust Construction Co., Ltd         33,834
     5,000 Tokyu Land Corp.                          21,116
                                              -------------
                                                     54,950
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           ROAD & RAIL - 0.7%
         2 Central Japan Railway Co.          $      15,700
       400 West Japan Railway Co.                    15,601
                                              -------------
                                                     31,301
                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 3.0%
     8,000 Dainippon Screen Manufacturing
              Co., Ltd.                              67,768
     5,100 Elpida Memory, Inc. (b)                   59,545
                                              -------------
                                                    127,313
                                              -------------

           SPECIALTY RETAIL - 2.0%
       500 Sanrio Co., Ltd.                          19,439
       810 Yamada Denki Co., Ltd.                    65,697
                                              -------------
                                                     85,136
                                              -------------

           TEXTILES, APPAREL & LUXURY
              GOODS - 0.4%
     1,000 Asics Corp.                               14,868
                                              -------------

           TRADING COMPANIES &
              DISTRIBUTORS - 4.4%
     1,500 ITOCHU Corp.                              15,520
     6,000 Marubeni Corp.                            39,647
    20,300 Sojitz Corp.                              37,821
     3,100 Sumitomo Corp.                            41,932
     3,200 Toyota Tsusho Corp.                       54,572
                                              -------------
                                                    189,492
                                              -------------

           TRANSPORTATION INFRASTRUCTURE - 1.1%
     5,000 Kamigumi Co., Ltd.                        46,640
                                              -------------

           WIRELESS TELECOMMUNICATION
              SERVICES - 3.3%
        12 KDDI Corp.                                86,002
        32 NTT DoCoMo, Inc.                          56,837
                                              -------------
                                                    142,839
                                              -------------
           TOTAL INVESTMENTS -- 100.0%            4,280,376
           (Cost $3,990,171) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- (0.0%)              (1,410)
                                              -------------
           NET ASSETS -- 100.0%               $   4,278,966
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $365,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $74,832.


Page 38                See Notes to Financial Statements


FIRST TRUST JAPAN ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $4,280,376   $4,280,376    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     Japan                                         100.0%
                                                   ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Financial Statements                        Page 39


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AUTO COMPONENTS - 2.7%
       644 Hankook Tire Co., Ltd.             $      27,492
       146 Hyundai Mobis                             54,733
                                              -------------
                                                     82,225
                                              -------------

           AUTOMOBILES - 6.1%
       332 Hyundai Motor Co.                         73,743
     1,688 Kia Motors Corp.                         114,379
                                              -------------
                                                    188,122
                                              -------------

           BUILDING PRODUCTS - 3.1%
       306 KCC Corp.                                 95,786
                                              -------------

           CAPITAL MARKETS - 0.6%
       246 Samsung Securities Co., Ltd.              18,214
                                              -------------

           CHEMICALS - 15.5%
       492 Cheil Industries, Inc.                    58,791
     1,150 Hanwha Chem Corp.                         54,320
       418 Hanwha Corp.                              19,098
       306 Honam Petrochemical Corp.                113,424
       956 Hyosung Corp.                             82,250
       692 Korea Kumho Petrochemical                152,409
                                              -------------
                                                    480,292
                                              -------------

           COMMERCIAL BANKS - 3.3%
     1,324 Hana Financial Group, Inc.                46,284
       348 KB Financial Group, Inc.                  16,471
     4,242 Korea Exchange Bank                       38,166
                                              -------------
                                                    100,921
                                              -------------

           CONSTRUCTION & ENGINEERING - 5.8%
       570 Daelim Industrial Co Ltd.                 68,646
       770 Hyundai Engineering &
              Construction Co., Ltd.                 62,134
       206 Samsung Engineering Co., Ltd.             49,231
                                              -------------
                                                    180,011
                                              -------------

           CONSUMER FINANCE - 1.3%
       734 Samsung Card Co.                          39,761
                                              -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES - 4.0%
     1,722 KT Corp., ADR                             33,476
    16,726 LG Uplus Corp.                            90,762
                                              -------------
                                                    124,238
                                              -------------

           ELECTRIC UTILITIES - 1.2%
     1,376 Korea Electric Power Corp. (b)            36,560
                                              -------------

           ELECTRICAL EQUIPMENT - 0.7%
       206 LS Corp.                                  21,237
                                              -------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS - 2.4%
     2,660 LG Display Co., Ltd.                      73,667
                                              -------------

           FOOD PRODUCTS - 2.7%
       386 CJ CheilJedang Corp                       85,195
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           GAS UTILITIES - 2.3%
     2,064 Korea Gas Corp.                    $      71,573
                                              -------------

           HOTELS, RESTAURANTS & LEISURE
              - 0.7%
       774 Kangwon Land, Inc.                        20,746
                                              -------------

           HOUSEHOLD DURABLES - 1.2%
       496 LG Electronics, Inc.                      38,537
                                              -------------

           INDUSTRIAL CONGLOMERATES - 4.3%
       148 Doosan Corp.                              17,338
       244 LG Corp.                                  18,363
       560 SK Holdings Co., Ltd.                     97,095
                                              -------------
                                                    132,796
                                              -------------

           INSURANCE - 4.8%
     2,092 Dongbu Insurance Co., Ltd.               108,816
       174 Samsung Fire & Marine Insurance
              Co., Ltd.                              40,442
                                              -------------
                                                    149,258
                                              -------------

           MACHINERY - 10.8%
     2,760 Daewoo Shipbuilding & Marine
              Engineering Co., Ltd.                 117,048
       172 Hyundai Heavy Industries Co., Ltd.        71,492
       326 Hyundai Mipo Dockyard                     51,787
     2,082 Samsung Heavy Industries Co., Ltd.        92,880
                                              -------------
                                                    333,207
                                              -------------

           METALS & MINING - 5.4%
       444 Hyundai Steel Co.                         53,888
        58 Korea Zinc Co., Ltd.                      22,260
       210 POSCO                                     91,321
                                              -------------
                                                    167,469
                                              -------------

           MULTILINE RETAIL - 3.9%
       466 Hyundai Department Store Co., Ltd.        75,774
        96 Lotte Shopping Co, Ltd.                   45,796
                                              -------------
                                                    121,570
                                              -------------

           OIL, GAS & CONSUMABLE FUELS - 6.6%
     1,062 GS Holdings                               77,734
       682 S-Oil Corp.                               87,886
       214 SK Innovation Co., Ltd.                   40,213
                                              -------------
                                                    205,833
                                              -------------

           PHARMACEUTICALS - 2.4%
     1,810 Celltrion, Inc.                           74,979
                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT - 2.6%
       692 Hynix Semiconductor, Inc.                 16,246
        84 Samsung Electronics Co., Ltd.             65,027
                                              -------------
                                                     81,273
                                              -------------

           TOBACCO - 2.6%
     1,304 KT&G Corp.                                81,149
                                              -------------


Page 40                See Notes to Financial Statements


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS - (Continued)
           WIRELESS TELECOMMUNICATION
              SERVICES - 3.0%
     4,906 SK Telecom Co., Ltd., ADR          $      91,742
                                              -------------
           TOTAL INVESTMENTS -- 100.0%            3,096,361
           (Cost $3,035,408) (c)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.0%                  (335)
                                              -------------
           NET ASSETS -- 100.0%               $   3,096,026
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $203,476 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $142,523.

ADR  American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $3,096,361   $3,096,361    $    --    $    --
                   =============================================


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

     South Korea                                    100.0%
                                                    ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Financial Statements                        Page 41


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- 99.7%
           AUSTRALIA -- 3.7%
     5,827 Atlas Iron Ltd. (c)                $      23,309
     2,322 Boart Longyear Ltd.                        9,936
     1,393 Caltex Australia Ltd.                     17,569
     5,906 CFS Retail Property Trust                 11,496
     8,424 Fairfax Media Ltd.                         8,854
     6,921 GPT Group                                 23,455
     1,634 Iluka Resources Ltd.                      29,405
     8,191 Mount Gibson Iron Ltd. (c)                16,163
     2,227 OneSteel Ltd.                              4,418
       681 OZ Minerals Ltd.                           9,640
     2,492 Qantas Airways Ltd. (c)                    4,918
     3,022 Seven Group Holdings Ltd.                 31,210
                                              -------------
                                                    190,373
                                              -------------

           AUSTRIA -- 0.5%
       601 EVN AG                                    10,424
       372 OMV AG                                    16,252
                                              -------------
                                                     26,676
                                              -------------

           BELGIUM -- 1.4%
        82 D'ieteren S.A. N.V.                        5,606
       207 Delhaize Group S.A.                       15,520
       688 Elia System Operator S.A. N.V.            29,383
     1,556 Nyrstar (c)                               22,520
                                              -------------
                                                     73,029
                                              -------------

           BERMUDA -- 3.1%
     2,226 Guoco Group Ltd.                          27,261
     3,926 Hongkong Land Holdings Ltd.               27,953
       618 Jardine Matheson Holdings Ltd.            35,436
     1,030 Jardine Strategic Holdings Ltd.           31,518
     6,319 Katanga Mining Ltd. (c)                   10,942
     2,198 Kerry Properties Ltd.                     10,606
     2,094 Orient Overseas International Ltd.        13,522
                                              -------------
                                                    157,238
                                              -------------

           CANADA -- 7.4%
       325 Athabasca Oil Sands Corp. (c)              5,122
        96 Baytex Energy Corp.                        5,248
     2,290 BlackPearl Resources, Inc. (c)            16,170
     1,277 Brookfield Office Properties, Inc.        24,667
     1,847 Canfor Corp. (c)                          20,204
       143 Cenovus Energy, Inc.                       5,397
       807 CGI Group, Inc.                           19,923
       307 Empire Co., Ltd.                          17,794
       599 Ensign Energy Services, Inc.              11,875
       209 Genworth MI Canada, Inc.                   5,502
       221 Imperial Oil Ltd.                         10,293
       392 Industrial Alliance Insurance &
              Financial Services, Inc.               16,299
       278 Keyera Corp.                              12,594
       274 Labrador Iron Ore Royalty Corp.           11,020
     1,437 New Gold, Inc. (c)                        14,825
       226 Nexen, Inc.                                5,094
       800 Petrobank Energy & Resources Ltd.         11,746


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           CANADA -- (Continued)
     1,664 Precision Drilling Corp. (c)       $      23,896
       360 Silver Standard Resources, Inc.            9,619
       130 Silver Wheaton Corp.                       4,290
       775 Silvercorp Metals, Inc.                    7,280
       216 Sino-Forest Corp. (c)                        717
       377 Suncor Energy, Inc.                       14,776
       413 SXC Health Solutions Corp.                24,396
       749 Trican Well Service Ltd.                  17,598
       268 Trilogy Energy Corp.                       6,627
     2,324 Viterra, Inc.                             25,253
       362 West Fraser Timber Co., Ltd.              19,732
     2,976 Yellow Media, Inc.                         7,406
                                              -------------
                                                    375,363
                                              -------------

           CAYMAN ISLANDS -- 3.2%
    27,726 China Resources Cement
              Holdings Ltd.                          26,152
    45,722 GCL-Poly Energy Holdings Ltd.             23,619
     3,697 Melco Crown Entertainment Ltd.,
              ADR                                    47,211
    60,368 New World China Land Ltd.                 21,644
    48,770 Shui On Land Ltd.                         21,434
    21,166 Xinyi Glass Holdings Ltd.                 20,971
                                              -------------
                                                    161,031
                                              -------------

           DENMARK -- 0.4%
         2 AP Moller -- Maersk A/S                   17,250
       227 DSV A/S                                    5,442
                                              -------------
                                                     22,692
                                              -------------

           FINLAND -- 1.2%
     1,361 Neste Oil Oyj                             21,336
       248 Sanoma Oyj                                 4,596
     1,413 Stora Enso Oyj                            14,826
       796 UPM-Kymmene Oyj                           14,557
       189 YIT Oyj                                    4,725
                                              -------------
                                                     60,040
                                              -------------

           FRANCE -- 7.2%
       674 Air France-KLM (c)                        10,346
     4,887 Alcatel-Lucent/France (c)                 28,263
       309 Arkema S.A.                               31,811
        92 Cie de St-Gobain                           5,958
       133 Cie Generale des Etablissements
              Michelin                               13,008
       111 Ciments Francais S.A.                     11,748
       291 Etablissements Maurel et Prom (c)          7,134
       767 Faurecia                                  32,852
       163 Gecina S.A.                               22,780
       227 ICADE                                     27,991
       501 Ingenico                                  24,427
       426 Peugeot S.A.                              19,071
       507 Renault S.A.                              30,061
       889 Rexel S.A.                                22,046
        80 Sanofi                                     6,432


Page 42                See Notes to Financial Statements


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           FRANCE -- (Continued)
        33 Schneider Electric S.A.            $       5,513
        92 Total S.A.                                 5,321
        78 Unibail-Rodamco SE                        18,036
       192 Valeo S.A.                                13,109
       258 Wendel S.A.                               31,724
                                              -------------
                                                    367,631
                                              -------------

           GABON -- 0.2%
        22 Total Gabon                               11,293
                                              -------------

           GERMANY -- 5.0%
        80 Allianz SE                                11,176
       420 Aurubis AG                                27,317
       130 BASF SE                                   12,739
       152 Brenntag AG                               17,670
       124 Continental AG (c)                        13,028
     1,059 Deutsche Lufthansa AG                     23,075
       934 Deutsche Post AG                          17,947
       551 E.On AG                                   15,649
        52 Hochtief AG                                4,344
       924 Kloeckner & Co SE                         27,811
       343 Porsche Automobil Holding SE              27,209
       344 SGL Carbon SE (c)                         19,456
       312 Tognum AG                                 11,701
        73 Volkswagen AG                             13,413
        50 Wacker Chemie AG                          10,811
                                              -------------
                                                    253,346
                                              -------------

           GREECE -- 0.7%
     1,612 Hellenic Petroleum S.A.                   15,218
     1,292 Public Power Corp S.A.                    18,512
                                              -------------
                                                     33,730
                                              -------------

           GUERNSEY -- 0.3%
     3,554 Resolution Ltd.                           16,770
                                              -------------

           HONG KONG -- 7.8%
    11,468 Cathay Pacific Airways Ltd.               26,497
    48,400 Champion REIT                             27,180
    14,824 Fosun International Ltd.                  11,239
    18,884 Galaxy Entertainment Group
              Ltd. (c)                               40,186
     3,172 Henderson Land Development
              Co., Ltd.                              20,503
    15,492 Hongkong & Shanghai Hotels                25,801
     9,156 Hopewell Holdings Ltd.                    29,003
     4,008 Hysan Development Co., Ltd.               19,881
     7,024 Link REIT                                 24,010
    12,446 New World Development Ltd.                18,809
     9,282 Sino Land Co., Ltd.                       14,910
    12,556 SJM Holdings Ltd.                         29,818
       694 Sun Hung Kai Properties Ltd.              10,078
     1,876 Swire Pacific Ltd.                        27,603
    12,376 Techtronic Industries Co.                 14,759
     3,984 Wharf Holdings Ltd.                       27,672
     7,320 Wheelock & Co., Ltd.                      29,443
                                              -------------
                                                    397,392
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           IRELAND -- 0.6%
    17,998 Governor & Co of the Bank of
              Ireland (The) (c)               $       3,002
     2,212 Smurfit Kappa Group PLC (c)               26,368
                                              -------------
                                                     29,370
                                              -------------

           ITALY -- 1.9%
    10,392 A2A S.p.A                                 16,186
       971 Bulgari S.p.A                             17,137
       228 ENI S.p.A                                  5,393
     9,040 Iren S.p.A                                16,256
     2,087 Mediolanum S.p.A                           9,637
     6,494 Saras S.p.A (c)                           13,825
    14,597 Telecom Italia S.p.A                      20,311
                                              -------------
                                                     98,745
                                              -------------

           JAPAN -- 19.4%
     1,000 Aeon Co., Ltd.                            12,023
       200 Aisin Seiki Co., Ltd.                      7,701
     5,000 Aozora Bank Ltd.                          11,551
     1,000 Asahi Kasei Corp.                          6,707
       500 Chubu Electric Power Co., Inc.             9,750
     4,000 Cosmo Oil Co., Ltd.                       11,328
         6 CyberAgent, Inc.                          20,934
     3,000 Daicel Chemical Industries Ltd.           19,749
     1,000 Daido Steel Co., Ltd.                      6,658
     3,000 Dainippon Screen Manufacturing
              Co., Ltd.                              25,413
     1,700 Elpida Memory, Inc. (c)                   19,848
     3,000 Fuji Heavy Industries Ltd.                23,177
     3,000 Hino Motors Ltd.                          17,402
       600 Hitachi Chemical Co., Ltd.                11,857
       200 Idemitsu Kosan Co., Ltd.                  21,264
       200 Japan Petroleum Exploration Co.            9,353
       400 JFE Holdings, Inc.                        10,950
       900 JS Group Corp.                            23,118
       900 JTEKT Corp.                               13,180
     1,000 Kaneka Corp.                               6,546
     5,000 Kawasaki Heavy Industries Ltd.            19,811
     2,000 Kawasaki Kisen Kaisha Ltd.                 6,956
         4 KDDI Corp.                                28,667
     4,000 Kobe Steel Ltd.                            9,042
       700 Komatsu Ltd.                              21,710
       900 Kuraray Co., Ltd.                         13,135
       800 Lintec Corp.                              22,467
       100 Makita Corp.                               4,633
       100 MEIJI Holdings Co., Ltd.                   4,204
     1,000 Mitsubishi Electric Corp.                 11,551
     3,000 Mitsubishi Materials Corp.                 9,390
     3,000 Mitsui Chemicals, Inc.                    10,881
     1,000 Mitsui OSK Lines Ltd.                      5,353
     1,100 Nabtesco Corp.                            26,479
     2,000 NGK Spark Plug Co., Ltd.                  27,500
     1,000 NHK Spring Co., Ltd.                      10,173
     2,000 Nippon Electric Glass Co., Ltd.           25,488
       500 Nippon Paper Group, Inc.                  11,067
     2,000 Nippon Shokubai Co., Ltd.                 24,295
     4,000 Nippon Steel Corp.                        12,918


                See Notes to Financial Statements                        Page 43


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           JAPAN -- (Continued)
       400 Nippon Telegraph & Telephone
              Corp.                           $      19,203
     4,000 Nippon Yusen KK                           14,806
     2,000 Nishi-Nippon City Bank Ltd.                5,887
       300 Nitto Denko Corp.                         15,147
        13 NTT DoCoMo, Inc.                          23,090
     1,000 OJI Paper Co., Ltd.                        4,782
       600 Sanrio Co., Ltd.                          23,326
     1,000 Sega Sammy Holdings, Inc.                 19,240
     1,000 Sekisui Chemical Co., Ltd.                 8,508
     2,700 Showa Shell Sekiyu KK                     24,951
       100 Softbank Corp.                             3,763
     1,000 Stanley Electric Co., Ltd.                17,451
       800 Sumitomo Corp.                            10,821
     1,200 Sumitomo Electric Industries Ltd.         17,394
     1,000 Teijin Ltd.                                4,385
       700 Tohoku Electric Power Co., Inc.           10,094
     2,000 Tokyo Electric Power (The) Co.,
              Inc.                                    8,098
     2,000 TonenGeneral Sekiyu KK                    24,544
     1,000 Toppan Printing Co., Ltd.                  7,726
     8,000 Tosoh Corp.                               31,996
       800 Toyoda Gosei Co., Ltd.                    18,095
     4,000 Ube Industries Ltd/Japan                  11,974
       330 Yamada Denki Co., Ltd.                    26,766
     2,000 Yaskawa Electric Corp.                    22,308
     2,000 Zeon Corp.                                18,631
                                              -------------
                                                    987,215
                                              -------------

           JERSEY - 0.2%
     4,136 Henderson Group PLC                       10,130
                                              -------------

           LUXEMBOURG -- 0.1%
        58 Millicom International Cellular S.A.       6,052
                                              -------------

           MAURITIUS -- 0.6%
    51,208 Golden Agri-Resources Ltd.                28,349
                                              -------------

           NETHERLANDS -- 2.0%
       709 Aalberts Industries N.V.                  16,574
     2,997 Aegon N.V. (c)                            20,445
       572 ASM International N.V.                    22,567
       231 CNH Global N.V.                            8,928
       386 European Aeronautic Defence and
              Space Co., N.V.                        12,920
       887 ING Groep N.V. (c)                        10,919
       387 SBM Offshore N.V.                         10,237
                                              -------------
                                                    102,590
                                              -------------

           NORWAY -- 1.1%
       245 Aker Solutions ASA                         4,905
       128 Fred Olsen Energy ASA                      4,527
       607 Kongsberg Gruppen ASA                     17,217
     4,524 Marine Harvest ASA                         3,628
       383 Schibsted ASA                             12,227
       683 Telenor ASA                               11,187
                                              -------------
                                                     53,691
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           PORTUGAL -- 1.3%
     4,148 Brisa Auto-Estradas de Portugal
              S.A.                            $      25,325
     4,792 Portucel Empresa Produtora de
              Pasta e Papel S.A.                     15,928
     2,431 Portugal Telecom SGPS S.A.                24,103
                                              -------------
                                                     65,356
                                              -------------

           SINGAPORE -- 3.2%
    19,938 CapitaCommercial Trust                    23,537
     4,630 Keppel Land Ltd.                          13,645
    14,286 Neptune Orient Lines Ltd.                 17,795
    11,104 Overseas Union Enterprise Ltd.            25,764
       506 Singapore Airlines Ltd.                    5,842
     4,970 Singapore Land Ltd.                       28,809
    13,498 Suntec Real Estate Investment Trust       16,484
     7,294 UOL Group Ltd.                            29,573
                                              -------------
                                                    161,449
                                              -------------

           SOUTH KOREA -- 12.6%
       612 Dongbu Insurance Co., Ltd.                31,833
       152 Dongkuk Steel Mill Co., Ltd.               5,841
       264 GS Holdings                               19,324
       128 Hana Financial Group, Inc.                 4,475
       168 Hankook Tire Co., Ltd.                     7,172
       427 Hanwha Chem Corp.                         20,169
       243 Hanwha Corp.                              11,102
        64 Honam Petrochemical Corp.                 23,723
        59 Hyundai Heavy Industries Co., Ltd.        24,523
       771 Hyundai Hysco                             36,924
     1,006 Hyundai Marine & Fire Insurance
              Co., Ltd.                              29,982
        75 Hyundai Mobis                             28,116
       152 Hyundai Motor Co.                         33,762
        68 KCC Corp.                                 21,286
       447 Kia Motors Corp.                          30,289
       176 Korea Express Co., Ltd. (c)               17,814
       340 Korea Gas Corp.                           11,790
       165 Korea Kumho Petrochemical                 36,340
     1,144 KP Chemical Corp.                         26,322
       108 KT&G Corp.                                 6,721
        13 LG Chem Ltd.                               5,946
       712 LG Display Co., Ltd.                      19,718
     4,980 LG Uplus Corp.                            27,024
        12 POSCO                                      5,218
        41 S-Oil Corp.                                5,283
       444 Samsung Card Co.                          24,052
        20 Samsung Electronics Co., Ltd.             15,483
       118 Samsung Engineering Co., Ltd.             28,201
        76 Samsung Fire & Marine Insurance
              Co., Ltd.                              17,664
       312 Samsung Heavy Industries Co., Ltd.        13,919
       149 SK Holdings Co., Ltd.                     25,834
     1,191 SK Telecom Co., Ltd., ADR                 22,272
                                              -------------
                                                    638,122
                                              -------------


Page 44                See Notes to Financial Statements


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           SPAIN -- 3.5%
       847 Abengoa S.A.                       $      25,678
       703 Cia Espanola de Petroleos S.A.            28,291
       454 Corp Financiera Alba                      25,644
       716 Ebro Foods S.A.                           16,541
     1,342 Ferrovial S.A.                            16,963
       309 Gas Natural SDG S.A.                       6,473
     4,467 Mapfre S.A.                               16,584
       311 Obrascon Huarte Lain S.A.                 11,884
       819 Repsol YPF S.A.                           28,434
                                              -------------
                                                    176,492
                                              -------------

           SWEDEN -- 2.0%
       261 Boliden AB                                 4,820
     1,580 Industrivarden AB                         26,154
     1,157 Investor AB                               26,524
     1,205 Kinnevik Investment AB                    26,767
       588 NCC AB                                    13,377
       243 Tele2 AB                                   4,802
                                              -------------
                                                    102,444
                                              -------------

           SWITZERLAND -- 0.5%
        10 Georg Fischer AG (c)                       5,499
       195 Nestle S.A.                               12,121
       728 OC Oerlikon Corp AG (c)                    5,880
                                              -------------
                                                     23,500
                                              -------------

           UNITED KINGDOM -- 8.0%
     6,455 Afren PLC (c)                             16,359
     1,829 ARM Holdings PLC                          17,261
     1,020 Balfour Beatty PLC                         5,050
       673 Berkeley Group Holdings PLC (c)           13,912
     3,172 British Land Co., PLC                     31,005
     3,661 Capital Shopping Centres Group
              PLC                                    23,474
     1,525 Cookson Group PLC                         16,460
     1,067 Derwent London PLC                        31,271
     1,768 Drax Group PLC                            14,287
     3,922 Hammerson PLC                             30,303
     7,261 Home Retail Group PLC                     19,077
     3,136 J Sainsbury PLC                           16,580
     1,100 John Wood Group PLC                       11,432
     2,389 Land Securities Group PLC                 32,688
    15,214 Legal & General Group PLC                 28,863
     1,754 Mondi PLC                                 17,468
       620 Royal Dutch Shell PLC                     22,131
       257 Spectris PLC                               6,567
     5,240 St. James's Place PLC                     28,595
     7,944 Vodafone Group PLC                        21,076
                                              -------------
                                                    403,859
                                              -------------

           UNITED STATES -- 0.6%
       253 Lululemon Athletica, Inc.                 28,305
                                              -------------


           DESCRIPTION                                VALUE
-----------------------------------------------------------

           TOTAL INVESTMENTS -- 99.7%         $   5,062,273
           (Cost $5,006,702) (d)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.3%                16,733
                                              -------------
           NET ASSETS -- 100.0%               $   5,079,006
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)  Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $293,416 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $237,845.

ADR  American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $5,062,273   $5,062,273    $    --    $    --
                   =============================================


* See Portfolio of Investments for country breakout.


                See Notes to Financial Statements                        Page 45


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Oil, Gas & Consumable Fuels                      8.3%
     Chemicals                                        7.4
     Real Estate Management & Development             7.4
     Real Estate Investment Trusts (REITs)            6.8
     Metals & Mining                                  6.0
     Insurance                                        4.5
     Auto Components                                  4.1
     Machinery                                        3.5
     Automobiles                                      3.5
     Hotels, Restaurants & Leisure                    3.3
     Diversified Financial Services                   2.8
     Industrial Conglomerates                         2.8
     Semiconductors & Semiconductor Equipment         2.5
     Construction & Engineering                       2.4
     Paper & Forest Products                          2.4
     Trading Companies & Distributors                 2.2
     Diversified Telecommunication Services           2.1
     Wireless Telecommunication Services              2.1
     Electric Utilities                               2.0
     Electronic Equipment, Instruments & Components   1.9
     Food Products                                    1.8
     Energy Equipment & Services                      1.7
     Marine                                           1.5
     Airlines                                         1.4
     Electrical Equipment                             1.3
     Food & Staples Retailing                         1.2
     Media                                            1.1
     Building Products                                1.0
     Specialty Retail                                 1.0
     Textiles, Apparel & Luxury Goods                 0.9
     Construction Materials                           0.7
     Household Durables                               0.7
     Multi-Utilities                                  0.6
     Aerospace & Defense                              0.6
     Communications Equipment                         0.6
     Containers & Packaging                           0.5
     Transportation Infrastructure                    0.5
     Commercial Banks                                 0.5
     Health Care Technology                           0.5
     Consumer Finance                                 0.5
     Road & Rail                                      0.5
     IT Services                                      0.4
     Leisure Equipment & Products                     0.4
     Internet & Catalog Retail                        0.4
     Gas Utilities                                    0.4
     Air Freight & Logistics                          0.3
     Independent Power Producers & Energy Traders     0.3
     Capital Markets                                  0.2
     Commercial Services & Supplies                   0.1
     Tobacco                                          0.1
     Pharmaceuticals                                  0.1
     Distributors                                     0.1
     Thrifts & Mortgage Finance                       0.1
     Net Other Assets and Liabilities                 0.3
                                                    ------
                                                    100.0%
                                                    ======


Page 46                See Notes to Financial Statements


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------

           COMMON STOCKS (b) -- 99.4%
           BERMUDA -- 2.5%
    69,036 Haier Electronics Group Co.,
              Ltd. (c)                        $      85,788
    66,768 Sateri Holdings Ltd. (c)                  50,622
   157,460 Sihuan Pharmaceutical Holdings
              Group Ltd. (c)                         74,261
                                              -------------
                                                    210,671
                                              -------------

           BRAZIL -- 12.4%
     6,516 Amil Participacoes S.A.                   76,588
     1,555 Banco do Estado do Rio Grande
              do Sul                                 17,829
     4,056 BRF -- Brasil Foods S.A.                  68,847
     3,476 CETIP S.A. -- Balcao Organizado
              Ativos Derivativos                     53,770
     2,660 Cia de Saneamento Basico do
              Estado de Sao Paulo                    79,194
     1,043 Cia Hering                                23,984
     3,800 Eletrobras S.A.                           50,847
     4,331 Eletropaulo Metropolitana
              Eletricidade de Sao Paulo S.A.         94,238
     1,187 Fibria Celulose S.A.                      15,624
     4,736 Klabin S.A.                               17,595
     1,565 MPX Energia S.A. (c)                      39,075
     2,342 Odontoprev S.A.                           39,003
     3,289 Petroleo Brasileiro S.A.                  49,971
     3,397 Porto Seguro S.A.                         52,874
     2,355 Santos Brasil Participacoes S.A.          42,463
     6,233 Suzano Papel e Celulose S.A.              45,075
     3,210 Telecomunicacoes de Sao Paulo S.A.        93,347
       564 Telemar Norte Leste S.A.                  18,749
    22,298 Tim Participacoes S.A.                   107,834
     1,583 Usinas Siderurgicas de Minas
              Gerais S.A.                            13,891
     1,979 Vale S.A.                                 56,586
                                              -------------
                                                  1,057,384
                                              -------------

           CAYMAN ISLANDS -- 11.4%
    36,954 Agile Property Holdings Ltd.              57,270
       420 Baidu, Inc., ADR                          58,855
    81,702 China Shanshui Cement Group Ltd.          93,338
   204,500 China Zhongwang Holdings Ltd.             91,978
   131,748 Country Garden Holdings Co.               57,733
    35,286 Evergrande Real Estate Group Ltd.         23,126
   349,832 Glorious Property Holdings Ltd. (c)      109,242
    11,076 Kingboard Chemical Holdings Ltd.          51,311
    92,328 Kingboard Laminates Holdings Ltd.         72,730
    23,022 Longfor Properties Co., Ltd.              35,324
   136,536 Lonking Holdings Ltd.                     74,744
       390 Netease.com, ADR                          17,585
   413,588 Renhe Commercial Holdings Co.,
              Ltd. (c)                               79,191
    40,362 Shimao Property Holdings Ltd.             49,793
   111,702 Soho China Ltd.                           99,906
                                              -------------
                                                    972,126
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           CHILE -- 1.1%
     2,358 ENTEL Chile S.A.                   $      47,877
   116,561 Sociedad Matriz Banco de Chile            42,399
                                              -------------
                                                     90,276
                                              -------------

           CHINA -- 10.5%
    28,278 Angang Steel Co. Ltd.                     30,888
    13,968 Anhui Conch Cement Co., Ltd.              65,696
    23,784 BBMG Corp.                                35,576
    52,896 China National Building Material
              Co., Ltd.                             103,729
    64,722 China National Materials Co., Ltd.        53,064
    77,442 China Petroleum & Chemical Corp.          78,121
    43,644 China Southern Airlines Co.,
              Ltd. (c)                               23,388
    51,756 Great Wall Motor Co., Ltd.                85,132
   150,572 Guangshen Railway Co., Ltd.               63,079
    33,192 Huaneng Power International, Inc.         17,488
    23,280 Jiangxi Copper Co., Ltd.                  77,483
    51,276 PetroChina Co., Ltd., Class H             74,854
   203,300 Sinopec Shanghai Petrochemical
              Co., Ltd. (c)                          91,177
     6,390 Weichai Power Co., Ltd.                   37,321
     5,334 Yanzhou Coal Mining Co., Ltd.             20,324
    17,352 Zhaojin Mining Industry Co., Ltd.         35,677
                                              -------------
                                                    892,997
                                              -------------

           CYPRUS -- 0.9%
     4,181 Globaltrans Investment PLC, GDR           77,348
                                              -------------

           CZECH REPUBLIC -- 1.0%
     3,284 Telefonica Czech Republic AS              85,470
                                              -------------

           EGYPT -- 2.0%
   131,642 Orascom Telecom Holding SAE (c)           89,768
    33,176 Telecom Egypt                             84,212
                                              -------------
                                                    173,980
                                              -------------

           HONG KONG -- 4.0%
    43,296 China Everbright Ltd.                     82,455
     6,324 China Mobile Ltd.                         58,594
    20,976 Citic Pacific Ltd.                        52,455
    15,408 CNOOC Ltd.                                36,036
    38,424 Guangdong Investment Ltd.                 20,640
   120,000 Minmetals Resources Ltd. (c)              88,669
                                              -------------
                                                    338,849
                                              -------------

           HUNGARY -- 2.2%
    24,390 Magyar Telekom
              Telecommunications PLC                 78,392
       450 MOL Hungarian Oil and Gas
              PLC (c)                                51,567
       277 Richter Gedeon Nyrt                       54,726
                                              -------------
                                                    184,685
                                              -------------

           INDONESIA -- 0.4%
    99,905 PT Bumi Resources Tbk                     34,364
                                              -------------


                See Notes to Financial Statements                        Page 47


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           MALAYSIA -- 2.9%
    64,900 AirAsia Bhd                        $      75,658
    17,600 Petronas Dagangan Bhd                     93,843
     6,800 PPB Group Bhd                             38,780
    27,700 SP Setia Bhd                              38,346
                                              -------------
                                                    246,627
                                              -------------

           MEXICO -- 2.9%
     7,385 Alfa SAB de CV                           110,055
     6,643 Embotelladoras Arca SAB de CV             47,541
    13,104 Fomento Economico Mexicano
              SAB de CV                              87,122
                                              -------------
                                                    244,718
                                              -------------

           PHILIPPINES -- 4.0%
   101,400 Aboitiz Equity Ventures, Inc.             98,265
    27,700 Aboitiz Power Corp.                       20,005
    89,300 DMCI Holdings, Inc.                       87,672
     9,710 Manila Electric Co.                       61,432
    58,100 Petron Corp.                              18,098
    20,690 San Miguel Corp.                          54,995
                                              -------------
                                                    340,467
                                              -------------

           POLAND -- 4.8%
    99,221 Boryszew S.A. (c)                         32,919
     2,574 Enea S.A. (c)                             16,892
     1,212 KGHM Polska Miedz S.A. (c)                87,051
     4,765 PGE S.A.                                  41,660
     5,183 Polski Koncern Naftowy Orlen
              S.A. (c)                               97,791
    58,055 Polskie Gornictwo Naftowe i
              Gazownictwo S.A.                       89,110
    17,378 Tauron Polska Energia S.A.                41,690
                                              -------------
                                                    407,113
                                              -------------

           RUSSIA -- 4.6%
    11,929 Gazprom OAO                               87,284
   113,009 IDGC Holding JSC (c)                      14,861
     1,344 Lukoil OAO                                85,648
       630 Mechel, ADR                               15,051
        73 MMC Norilsk Nickel OJSC                   19,118
       912 Mobile Telesystems OJSC                   17,346
     1,446 NovaTek OAO                               17,944
    11,934 Tatneft                                   76,835
115,013,468 TGK-1 OAO                                59,807
                                              -------------
                                                    393,894
                                              -------------

           SOUTH AFRICA -- 4.0%
     1,800 Assore Ltd.                               58,444
     5,216 Barloworld Ltd.                           53,149
     3,408 Discovery Holdings Ltd.                   19,429
       542 Kumba Iron Ore Ltd.                       38,796
    69,281 Redefine Properties Ltd.                  80,431
    23,197 RMB Holdings Ltd.                         91,425
                                              -------------
                                                    341,674
                                              -------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           TAIWAN -- 18.9%
    17,714 Advanced Semiconductor
              Engineering, Inc.               $      19,376
     4,441 Asustek Computer, Inc. (c)                43,950
    21,990 AU Optronics Corp. (c)                    14,966
    11,652 Catcher Technology Co., Ltd.              73,233
    37,488 Chimei Innolux Corp. (c)                  26,686
    66,683 China Airlines Ltd. (c)                   45,152
    75,451 China Petrochemical Development
              Corp. (c)                              85,935
    32,155 China Steel Corp.                         38,633
    24,678 Chunghwa Telecom Co., Ltd.                84,664
    96,769 Compal Electronics, Inc.                 118,279
    72,919 Eva Airways Corp. (c)                     74,189
    92,455 Evergreen Marine Corp Taiwan
              Ltd. (c)                               74,160
    12,845 Far EasTone Telecommunications
              Co., Ltd.                              20,428
    25,343 Formosa Chemicals & Fibre Corp.           94,161
     5,460 Formosa Plastics Corp.                    19,623
     2,456 HTC Corp.                                 82,383
       709 Largan Precision Co., Ltd.                22,650
    33,401 LCY Chemical Corp.                        75,040
    31,223 Lite-On Technology Corp.                  40,982
   144,905 Macronix International                    88,558
    19,554 Nan Ya Plastics Corp.                     52,011
    33,890 Pegatron Corp. (c)                        35,010
    24,545 Powertech Technology, Inc.                82,162
    46,070 Siliconware Precision Industries Co.      59,110
     8,004 Taiwan Semiconductor
              Manufacturing Co., Ltd.                20,067
    22,604 Unimicron Technology Corp.                40,108
   184,682 United Microelectronics Corp.             91,384
    32,540 Wintek Corp. (c)                          43,106
    24,254 Wistron Corp.                             42,952
                                              -------------
                                                  1,608,958
                                              -------------

           THAILAND -- 3.6%
    31,800 PTT Aromatics & Refining PCL              38,793
     4,800 PTT PCL                                   52,310
    62,400 Thai Airways International PCL            58,868
    28,200 Thai Oil PCL                              68,344
    48,500 Total Access Communication PCL            86,382
                                              -------------
                                                    304,697
                                              -------------

           TURKEY -- 5.1%
    12,467 Arcelik AS                                63,752
     7,166 Eregli Demir ve Celik Fabrikalari
              TAS                                    18,278
     8,046 Ford Otomotiv Sanayi AS                   69,153
    13,609 Tofas Turk Otomobil Fabrikasi AS          62,046
     3,266 Tupras Turkiye Petrol
              Rafinerileri AS                        80,085
     6,492 Turkcell Iletisim Hizmetleri AS (c)       34,878
    48,440 Turkiye Sise ve Cam Fabrikalari
              AS                                    105,947
                                              -------------
                                                    434,139
                                              -------------


Page 48                See Notes to Financial Statements


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (b) -- (Continued)
           UNITED STATES -- 0.2%
       216 Sohu.com, Inc.                     $      15,610
                                              -------------
           TOTAL COMMON STOCKS                    8,456,047
           (Cost $8,478,695)                  -------------

           RIGHTS -- 0.0%
           BRAZIL -- 0.0%
       248 MPX Energia S.A.,
              expiring 7/25/11 (c)                    1,414
                                              -------------
           TOTAL RIGHTS                               1,414
           (Cost $0)                          -------------

           TOTAL INVESTMENTS -- 99.4%             8,457,461
           (Cost $8,478,695) (d)
           NET OTHER ASSETS
              AND LIABILITIES -- 0.6%                55,095
                                              -------------
           NET ASSETS -- 100.0%               $   8,512,556
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)  Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $210,969 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $232,203.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           TOTAL       LEVEL 1     LEVEL 2    LEVEL 3
----------------------------------------------------------------
Common Stocks*     $8,456,047   $8,456,047   $     --    $    --
Rights*                 1,414        1,414   $     --    $    --
                   ---------------------------------------------
TOTAL INVESTMENTS  $8,457,461   $8,457,461   $     --
                   ==============================================

* See Portfolio of Investments for country breakout.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Oil, Gas & Consumable Fuels                     13.5%
     Metals & Mining                                  7.9
     Real Estate Management & Development             7.4
     Chemicals                                        5.9
     Wireless Telecommunication Services              5.4
     Diversified Telecommunication Services           5.2
     Electric Utilities                               4.5
     Semiconductors & Semiconductor Equipment         4.2
     Computers & Peripherals                          4.2
     Industrial Conglomerates                         4.1
     Construction Materials                           3.5
     Airlines                                         3.3
     Electronic Equipment, Instruments & Components   3.2
     Household Durables                               3.0
     Automobiles                                      2.5
     Beverages                                        2.2
     Diversified Financial Services                   2.0
     Machinery                                        1.9
     Road & Rail                                      1.7
     Pharmaceuticals                                  1.5
     Health Care Providers & Services                 1.4
     Food Products                                    1.3
     Water Utilities                                  1.2
     Internet Software & Services                     1.1
     Communications Equipment                         1.0
     Independent Power Producers & Energy Traders     0.9
     Marine                                           0.9
     Insurance                                        0.9
     Paper & Forest Products                          0.7
     Commercial Banks                                 0.7
     Capital Markets                                  0.6
     Trading Companies & Distributors                 0.6
     Transportation Infrastructure                    0.5
     Specialty Retail                                 0.3
     Containers & Packaging                           0.2
     Net Other Assets and Liabilities                 0.6
                                                    ------
                                                    100.0%
                                                    ======


                See Notes to Financial Statements                        Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (UNAUDITED)

                                                                         FIRST TRUST
                                                                        ASIA PACIFIC         FIRST TRUST         FIRST TRUST
                                                                          EX-JAPAN             EUROPE           LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND
                                                                      ------------------  ------------------ ------------------

ASSETS:
Investments, at value ...............................................  $     3,018,065     $     2,930,574    $     2,987,807
Cash ................................................................               --                  --                 --
Foreign currency ....................................................           14,518              46,660             50,322
Receivables:
      Dividends .....................................................            2,653               5,095              2,180
      Investment securities sold ....................................               --              10,806                  2
      Dividend reclaims .............................................               --               3,015                 --
                                                                       ---------------     ---------------    ---------------
           TOTAL ASSETS .............................................        3,035,236           2,996,150          3,040,311
                                                                       ---------------     ---------------    ---------------

LIABILITIES:
Payables:
      Due to custodian ..............................................           18,086              55,329             34,399
      Investment advisory fees ......................................            1,940               1,910              1,944
Other liabilities ...................................................               --                  --                 --
                                                                       ---------------     ---------------    ---------------
           TOTAL LIABILITIES ........................................           20,026              57,239             36,343
                                                                       ---------------     ---------------    ---------------

NET ASSETS ..........................................................  $     3,015,210     $     2,938,911    $     3,003,968
                                                                       ===============     ===============    ===============

NET ASSETS CONSIST OF:
Paid-in capital .....................................................  $     2,982,060     $     2,909,060    $     2,969,060
Par value ...........................................................            1,000               1,000              1,000
Accumulated net investment income (loss) ............................              659               2,195             35,130
Accumulated net realized gain (loss) on investments and foreign
   currency transactions ............................................            6,594               1,917             56,287
Net unrealized appreciation (depreciation) on investments and foreign
   currency translation .............................................           24,897              24,739            (57,509)
                                                                       ---------------     ---------------    ---------------

NET ASSETS ..........................................................  $     3,015,210     $     2,938,911    $     3,003,968
                                                                       ===============     ===============    ===============

NET ASSET VALUE, per share ..........................................  $         30.15     $         29.39    $         30.04
                                                                       ===============     ===============    ===============

Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) ...........................          100,002             100,002            100,002
                                                                       ===============     ===============    ===============

Investments, at cost ................................................  $     2,993,265     $     2,906,705    $     3,045,962
                                                                       ===============     ===============    ===============

Foreign currency at cost ............................................  $        14,438     $        45,833    $        49,697
                                                                       ===============     ===============    ===============


Page 50                See Notes to Financial Statements


                                                                                         FIRST TRUST          FIRST TRUST
    FIRST TRUST           FIRST TRUST          FIRST TRUST         FIRST TRUST            DEVELOPED            EMERGING
      BRAZIL                 CHINA                JAPAN            SOUTH KOREA          MARKETS EX-US           MARKETS
  ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND    ALPHADEX(R) FUND      ALPHADEX(R) FUND       ALPHADEX(R) FUND
-------------------   ------------------   ------------------  ------------------    ------------------     ------------------


  $     7,292,079      $     2,758,333      $     4,280,376     $     3,096,361       $     5,062,273        $     8,457,461
            4,954                   --                   --                  --                    --                     --
           35,230               29,807                   --                  --                40,043                 56,260

            9,095               17,451                1,763               5,012                 6,917                 13,264
               --                   --                   --                  --                    --                     --
               --                   --                   --                  --                 2,071                     --
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------
        7,341,358            2,805,591            4,282,139           3,101,373             5,111,304              8,526,985
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------



               --               53,665                  458               3,375                26,143                 11,385
            4,776                1,777                2,715               1,972                 4,413                  3,044
               --                   --                   --                  --                 1,742                     --
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------
            4,776               55,442                3,173               5,347                32,298                 14,429
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------

  $     7,336,582      $     2,750,149      $     4,278,966     $     3,096,026       $     5,079,006        $     8,512,556
  ===============      ===============      ===============     ===============       ===============        ===============


  $     7,317,134      $     2,989,060      $     3,988,580     $     3,010,060       $     5,010,136        $     8,493,480
            2,500                1,000                1,000               1,000                 1,020                  3,000
           46,170                4,892               (4,785)                195                 4,455                 21,067

          144,147                  (44)               3,960              23,773                 7,141                 15,353

         (173,369)            (244,759)             290,211              60,998                56,254                (20,344)
  ---------------      ---------------      ---------------     ---------------       ---------------        ---------------

  $     7,336,582      $     2,750,149      $     4,278,966     $     3,096,026       $     5,079,006        $     8,512,556
  ===============      ===============      ===============     ===============       ===============        ===============

  $         29.35      $         27.50      $         42.79     $         30.96       $         49.79        $         28.37
  ===============      ===============      ===============     ===============       ===============        ===============


          250,002              100,002              100,002             100,002               102,000                300,002
  ===============      ===============      ===============     ===============       ===============        ===============

  $     7,465,972      $     3,003,101      $     3,990,171     $     3,035,408       $     5,006,702        $     8,478,695
  ===============      ===============      ===============     ===============       ===============        ===============

  $        34,822      $        29,809      $          --       $          --         $        39,389        $        55,339
  ===============      ===============      ===============     ===============       ===============        ===============


                See Notes to Financial Statements                        Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                         FIRST TRUST
                                                                        ASIA PACIFIC         FIRST TRUST         FIRST TRUST
                                                                          EX-JAPAN             EUROPE           LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                      ------------------  ------------------  -----------------

INVESTMENT INCOME:
Dividends...........................................................    $       23,574      $       62,215      $       42,264
Foreign tax withholding.............................................              (204)             (8,262)             (2,456)
                                                                        --------------      --------------      --------------
      Total investment income.......................................            23,370              53,953              39,808
                                                                        --------------      --------------      --------------

EXPENSES:
Investment advisory fees............................................             4,701               4,707               4,678
                                                                        --------------      --------------      --------------
      Total expenses................................................             4,701               4,707               4,678
                                                                        --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS)........................................            18,669              49,246              35,130
                                                                        --------------      --------------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................             3,121               3,285              60,543
      Foreign currency transactions.................................             3,473              (1,368)             (4,256)
                                                                        --------------      --------------      --------------
Net realized gain (loss)............................................             6,594               1,917              56,287
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...................................................            24,800              23,869             (58,155)
      Foreign currency translation..................................                97                 870                 696
                                                                        --------------      --------------      --------------
Net change in unrealized appreciation (depreciation)................            24,897              24,739             (57,509)
                                                                        --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................            31,491              26,656              (1,222)
                                                                        --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...............................................    $       50,160      $       75,902      $       33,908
                                                                        ==============      ==============      ==============


Page 52                See Notes to Financial Statements


                                                                                           FIRST TRUST          FIRST TRUST
      FIRST TRUST           FIRST TRUST          FIRST TRUST         FIRST TRUST            DEVELOPED            EMERGING
        BRAZIL                 CHINA                JAPAN            SOUTH KOREA          MARKETS EX-US           MARKETS
    ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND      ALPHADEX(R) FUND
   -----------------    ------------------   ------------------   ------------------   ------------------    ------------------


    $         57,248     $         50,570      $         1,889     $          5,948     $         58,358      $         42,088
              (2,450)              (2,893)                (132)                (981)              (5,624)               (3,045)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
              54,798               47,677                1,757                4,967               52,734                39,043
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------


               8,628                4,444                6,542                4,772                7,999                 7,236
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
               8,268                4,444                6,542                4,772                7,999                 7,236
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
              46,170               43,233               (4,785)                 195               44,735                31,807
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------



             159,678                   --                3,548               15,768                6,915                18,416
             (15,531)                 (44)                 412                8,005                  226                (3,063)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
             144,147                  (44)               3,960               23,773                7,141                15,353
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------

            (173,893)            (244,768)             290,205               60,953               55,571               (21,234)
                 524                    9                    6                   45                  683                   890
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
            (173,369)            (244,759)             290,211               60,998               56,254               (20,344)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------
             (29,222)            (244,803)             294,171               84,771               63,395                (4,991)
    ----------------     ----------------      ---------------     ----------------     ----------------      ----------------

    $         16,948      $      (201,570)     $       289,386     $         84,966     $        108,130      $         26,816
    ================     ================      ===============     ================     ================      ================


                See Notes to Financial Statements                        Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 18, 2011 (a) THROUGH JUNE 30, 2011 (UNAUDITED)

                                                                         FIRST TRUST
                                                                        ASIA PACIFIC          FIRST TRUST         FIRST TRUST
                                                                          EX-JAPAN              EUROPE           LATIN AMERICA
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                      ------------------  ------------------  ------------------

INVESTMENT INCOME:
      Net investment income (loss)..................................    $       18,669      $       49,246      $       35,130
      Net realized gain (loss)......................................             6,594               1,917              56,287
      Net change in unrealized appreciation (depreciation)..........            24,897              24,739             (57,509)
                                                                        --------------      --------------      --------------
      Net increase (decrease) in net assets resulting from operations           50,160              75,902              33,908
                                                                        --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................................           (18,010)            (47,051)                 --
      Net realized gain.............................................                --                  --                  --
      Return of capital.............................................                --                  --                  --
                                                                        --------------      --------------      --------------
      Total distributions to shareholders...........................           (18,010)            (47,051)
                                                                        --------------      --------------      --------------

SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.....................................         2,983,060           2,910,060           2,970,060
      Cost of shares redeemed.......................................                --                  --                  --
                                                                        --------------      --------------      --------------
      Net increase (decrease) in net assets resulting from
         shareholder transactions...................................         2,983,060           2,910,060           2,970,060
                                                                        --------------      --------------      --------------
      Total increase (decrease) in net assets.......................         3,015,210           2,938,911           3,003,968

NET ASSETS:
      Beginning of period...........................................                --                  --                  --
                                                                        --------------      --------------      --------------
      End of period.................................................    $    3,015,210      $    2,938,911      $    3,003,968
                                                                        ==============      ==============      ==============

      Accumulated net investment income (loss) at end of period.....    $          659      $        2,195      $       35,130
                                                                        ==============      ==============      ==============

CHANGES IN SHARES OUSTANDING:
      Shares outstanding, beginning of period.......................                --                  --                  --
      Shares sold...................................................           100,002             100,002             100,002
      Shares redeemed...............................................                --                  --                  --
                                                                        --------------      --------------      --------------
      Shares outstanding, end of period.............................           100,002             100,002             100,002
                                                                        ==============      ==============      ==============

(a)  Inception Date


Page 54                See Notes to Financial Statements


                                                                                           FIRST TRUST          FIRST TRUST
      FIRST TRUST           FIRST TRUST          FIRST TRUST         FIRST TRUST            DEVELOPED            EMERGING
        BRAZIL                 CHINA                JAPAN            SOUTH KOREA          MARKETS EX-US           MARKETS
    ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND     ALPHADEX(R) FUND      ALPHADEX(R) FUND
   -----------------    ------------------   ------------------   ------------------   ------------------    ------------------


    $         46,170     $         43,233     $         (4,785)    $            195     $         44,735      $         31,807
             144,147                  (44)               3,960               23,773                7,141                15,353
            (173,369)            (244,759)             290,211               60,998               56,254               (20,344)
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
              16,948             (201,570)             289,386               84,966              108,130                26,816
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------


                  --              (38,341)                  --                   --              (40,280)              (10,740)
                  --                   --                   --                   --                   --                    --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
                  --              (38,341)                  --                   --              (40,280)              (10,740)
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------


           7,319,634            2,990,060            3,989,580            3,011,060            5,011,156             8,496,480
                  --                   --                   --                   --                   --                    --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------

           7,319,634            2,990,060            3,989,580            3,011,060            5,011,156             8,496,480
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
           7,336,582            2,750,149            4,278,966            3,096,026            5,079,006             8,512,556


                  --                   --                   --                   --                   --                    --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
    $      7,336,582     $      2,750,149     $      4,278,966     $      3,096,026     $      5,079,006      $      8,512,556
    ================     ================     ================     ================     ================      ================
    $         46,170     $          4,892     $         (4,785)    $            195     $          4,455      $         21,067
    ================     ================     ================     ================     ================      ================


                  --                   --                   --                   --                   --                    --
             250,002              100,002              100,002              100,002              102,000               300,002
                  --                   --                   --                   --                   --                    --
    ----------------     ----------------     ----------------     ----------------     ----------------      ----------------
             250,002              100,002              100,002              100,002              102,000               300,002
    ================     ================     ================     ================     ================      ================


                See Notes to Financial Statements                        Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

                                                                       FOR THE PERIOD
                                                                     APRIL 18, 2011 (a)
                                                                           THROUGH
                                                                        JUNE 30, 2011
                                                                         (UNAUDITED)
                                                                      _________________

Net asset value, beginning of period                                       $    29.83
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.19
Net realized and unrealized gain (loss)                                          0.31
                                                                           ----------
Total from investment operations                                                 0.50
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.18)
                                                                           ----------
Total from distributions                                                        (0.18)
                                                                           ----------
Net asset value, end of period                                             $    30.15
                                                                           ==========
TOTAL RETURN (b)                                                                 1.70%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    3,015
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      3.18% (c)

Portfolio turnover rate (d)                                                         0%



FIRST TRUST EUROPE ALPHADEX(R) FUND
                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    29.10
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.49
Net realized and unrealized gain (loss)                                          0.27
                                                                           ----------
Total from investment operations                                                 0.76
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.47)
                                                                           ----------
Total from distributions                                                        (0.47)
                                                                           ----------
Net asset value, end of period                                             $    29.39
                                                                           ==========
TOTAL RETURN (b)                                                                 2.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    2,939
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      8.37% (c)
Portfolio turnover rate (d)                                                         3%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    29.70
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.35
Net realized and unrealized gain (loss)                                         (0.01)
                                                                           ----------
Total from investment operations                                                 0.34
                                                                           ----------
Net asset value, end of period                                             $    30.04
                                                                           ==========
TOTAL RETURN (b)                                                                 1.14%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    3,004
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      6.01% (c)

Portfolio turnover rate (d)                                                         3%


FIRST TRUST BRAZIL ALPHADEX(R) FUND
                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    29.69
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.18
Net realized and unrealized gain (loss)                                         (0.52)
                                                                           ----------
Total from investment operations                                                (0.34)
                                                                           ----------
Net asset value, end of period                                             $    29.35
                                                                           ==========
TOTAL RETURN (b)                                                                (1.16)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    7,337
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      4.28% (c)
Portfolio turnover rate (d)                                                         3%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                See Notes to Financial Statements                        Page 57


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND

                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    29.90
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.43
Net realized and unrealized gain (loss)                                         (2.45)
                                                                           ----------
Total from investment operations                                                (2.02)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.38)
                                                                           ----------
Total from distributions                                                        (0.38)
                                                                           ----------
Net asset value, end of period                                             $    27.50
                                                                           ==========
TOTAL RETURN (b)                                                                (6.66)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $   2,750
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      7.78% (c)

Portfolio turnover rate (d)                                                         0%


FIRST TRUST JAPAN ALPHADEX(R) FUND

                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    39.90
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                    (0.05)
Net realized and unrealized gain (loss)                                          2.94
                                                                           ----------
Total from investment operations                                                 2.89
                                                                           ----------
Net asset value, end of period                                             $    42.79
                                                                           ==========
TOTAL RETURN (b)                                                                 7.24%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    4,279
Ratio of total expenses to average net assets                                    0.80%  (c)
Ratio of net investment income (loss) to average net assets                     (0.59)% (c)
Portfolio turnover rate (d)                                                         2%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    30.11
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.00 (e)
Net realized and unrealized gain (loss)                                          0.85
                                                                           ----------
Total from investment operations                                                 0.85
                                                                           ----------
Net asset value, end of period                                             $    30.96
                                                                           ==========
TOTAL RETURN (b)                                                                 2.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    3,096
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      0.03% (c)

Portfolio turnover rate (d)                                                         0%


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    49.13
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.44
Net realized and unrealized gain (loss)                                          0.61
                                                                           ----------
Total from investment operations                                                 1.05
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.39)
                                                                           ----------
Total from distributions                                                        (0.39)
                                                                           ----------
Net asset value, end of period                                             $    49.79
                                                                           ==========
TOTAL RETURN (B)                                                                 2.18%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    5,079
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      4.47% (c)
Portfolio turnover rate (d)                                                         2%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


                See Notes to Financial Statements                        Page 59


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

                                                                          FOR THE PERIOD
                                                                        APRIL 18, 2011 (a)
                                                                              THROUGH
                                                                           JUNE 30, 2011
                                                                            (UNAUDITED)
                                                                        ------------------

Net asset value, beginning of period                                       $    29.05
                                                                           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.12
Net realized and unrealized gain (loss)                                         (0.75)
                                                                           ----------
Total from investment operations                                                (0.63)
                                                                           ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                           (0.05)
                                                                           ----------
Total from distributions                                                        (0.05)
                                                                           ----------
Net asset value, end of period                                             $    28.37
                                                                           ==========
TOTAL RETURN (b)                                                                (2.13)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $    8,513
Ratio of total expenses to average net assets                                    0.80% (c)
Ratio of net investment income (loss) to average net assets                      3.52% (c)
Portfolio turnover rate (d)                                                         2%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)


1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds:

     First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FPA")
     First Trust Europe AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEP")
     First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FLN")
     First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FBZ")
     First Trust China AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FCA")
     First Trust Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FJP")
     First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FKO")
     First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca, Inc.  ticker "FDT")
     First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEM")

Each fund represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                    INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund      Defined Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                     Defined Europe Index
First Trust Latin America AlphaDEX(R) Fund              Defined Latin America Index
First Trust Brazil AlphaDEX(R) Fund                     Defined Brazil Index
First Trust China AlphaDEX(R) Fund                      Defined China Index
First Trust Japan AlphaDEX(R) Fund                      Defined Japan Index
First Trust South Korea AlphaDEX(R) Fund                Defined South Korea Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund    Defined Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund           Defined Emerging Markets Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

     Portfolio securities listed on any exchange other than the NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined.

     Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

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NOTES TO FINANCIAL STATEMENTS (Continued)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

     Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day.

     Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

          o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

              o Quoted prices for similar securities in active markets.

              o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

              o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

              o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of June 30, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

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NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statements and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2011 remains open to federal and state audit. As of June 30, 2011, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

F. EXPENSES

Expenses that are directly related to one of the Funds, except for the exclusions identified below, are charged to First Trust Advisors L.P. ("First Trust" or the "Advisor") pursuant to the Investment Management Agreement. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. Other expenses (distribution fees, if any, brokerage expense, taxes, interest and other extraordinary expenses) are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Standard & Poor's Financial Services LLC ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

G. ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. The Advisor is in the process of assessing the impact of the updated standards on the Funds' financial statements, if any.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding distribution and service fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses, which are paid by each respective Fund.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for performing transfer agency services for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and allocated equally among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                  Purchases            Sales
                                                                                -------------      -------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $   1,299,400      $       5,460
First Trust Europe AlphaDEX(R) Fund                                                   102,724            101,289
First Trust Latin America AlphaDEX(R) Fund                                          2,741,127             84,559
First Trust Brazil AlphaDEX(R) Fund                                                 7,472,583            164,124
First Trust China AlphaDEX(R) Fund                                                     12,993                 --
First Trust Japan AlphaDEX(R) Fund                                                     87,376            173,619
First Trust South Korea AlphaDEX(R) Fund                                            2,912,553                 --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                  834,679            127,298
First Trust Emerging Markets AlphaDEX(R) Fund                                       3,761,839             86,071

For the period ended June 30, 2011, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
                                                                                  Purchases            Sales
                                                                                -------------      -------------

First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $   1,701,248      $          --
First Trust Europe AlphaDEX(R) Fund                                                 2,902,875                 --
First Trust Latin America AlphaDEX(R) Fund                                            348,354                 --
First Trust Brazil AlphaDEX(R) Fund                                                        --                 --
First Trust China AlphaDEX(R) Fund                                                  2,990,107                 --
First Trust Japan AlphaDEX(R) Fund                                                  4,072,865                 --
First Trust South Korea AlphaDEX(R) Fund                                              122,855                 --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                4,297,859                 --
First Trust Emerging Markets AlphaDEX(R) Fund                                       4,781,164                 --

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NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component," and/or (ii) cash in lieu of all or a portion of the Deposit Securities. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                                 Redemption          Creation
                                                                                 Transaction        Transaction
                                                                                    Fees               Fees
                                                                                -------------      -------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                              $       3,500      $       3,500
First Trust Europe AlphaDEX(R) Fund                                                     4,000              4,000
First Trust Latin America AlphaDEX(R) Fund                                              2,500              2,500
First Trust Brazil AlphaDEX(R) Fund                                                     2,500              2,500
First Trust China AlphaDEX(R) Fund                                                      2,000              2,000
First Trust Japan AlphaDEX(R) Fund                                                      1,000              1,000
First Trust South Korea AlphaDEX(R) Fund                                                1,500              1,500
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                    5,500              5,500
First Trust Emerging Markets AlphaDEX(R) Fund                                           7,000              7,000


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 19, 2012.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              BOARD CONSIDERATIONS

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the following series of the Trust (each a "Fund" and collectively, the "Funds") for an initial two year term at a meeting held on December 13, 2010:

                 First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund First Trust Europe AlphaDEX(R) Fund
                 First Trust Latin America AlphaDEX(R) Fund
                 First Trust Brazil AlphaDEX(R) Fund
                 First Trust China AlphaDEX(R) Fund
                 First Trust Japan AlphaDEX(R) Fund
                 First Trust South Korea AlphaDEX(R) Fund
                 First Trust Developed Markets Ex-US AlphaDEX(R) Fund First Trust Emerging Markets AlphaDEX(R) Fund

The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting. The report, among other things, outlined the services to be provided by First Trust to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for each Fund as compared to fees charged by investment advisors to other comparable exchange-traded funds ("ETFs"), and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement. The Board noted that the Funds are the initial series of the Trust and considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. The Board considered that First Trust provides management services to other ETFs and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. Since each Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds, although it considered the hypothetical performance of the underlying indices. In light

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ADDITIONAL INFORMATION (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Funds by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for each Fund. The Board noted that under the unitary fee arrangement, each Fund would pay First Trust a fee equal to an annual rate of 0.80% of its average daily net assets and that First Trust would be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board considered information provided by First Trust and Lipper, Inc. ("Lipper") for each Fund on the advisory fees and expense ratios of other comparable funds. The Board considered the limitations on the comparability of the funds in each of the First Trust and Lipper peer groups. Based on the information provided, and noting the limitations on the comparability, the Board concluded that the proposed unitary fee for each Fund was within a reasonable range of the fees charged to other comparable funds. The Board considered the total expense ratios (after fee waivers) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, noting that each Fund's proposed unitary fee was slightly higher than the unitary fees and the total expense ratios (after fee waivers) of other First Trust ETFs currently in operation. The Board considered First Trust's representation that the higher unitary fee for each Fund was appropriate because the Funds will have higher custodial fees associated with their investments in non-U.S. securities. In light of the nature, extent and quality of services to be provided under the Agreement, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

The Board considered First Trust's representation that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as each Fund's assets grow, but that First Trust did not believe this was material to the Board's consideration of the proposed unitary fee due to the anticipated asset levels for each Fund. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Funds. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust complex. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Funds' portfolios. The Board considered that First Trust will receive compensation from the Trust for providing fund reporting services for the Funds pursuant to a separate Fund Reporting Services Agreement.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

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RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Funds is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting

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RISK CONSIDERATIONS (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

The First Trust Europe AlphaDEX(R) Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund and First Trust Developed Markets Ex-US AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2011 (UNAUDITED)

the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.




      NOT FDIC INSURED         NOT BANK GUARANTEED        MAY LOSE VALUE

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
FIRST TRUST


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II


--------------------------------------------------------------------------------


   INVESTMENT ADVISOR
   First Trust Advisors L.P.
   120 East Liberty Drive, Suite 400
   Wheaton, IL 60187


   ADMINISTRATOR, CUSTODIAN,
   FUND ACCOUNTANT &
   TRANSFER AGENT
   Brown Brothers Harriman & Co.
   50 Milk Street
   Boston, MA  02109


   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM
   Deloitte & Touche LLP
   111 S. Wacker Drive
   Chicago, IL  60606


   LEGAL COUNSEL
   Chapman and Cutler LLP
   111 W. Monroe Street
   Chicago, IL 60603







--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At the Registrant's organizational meeting, the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the Registrant's Board of Trustee's as described below:

When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1)  Not applicable.

(a) (2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3)  Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 First Trust Exchange-Traded AlphaDEX(R) Fund II
                             -------------------------------------------------

By (Signature and Title)*    /s/ James A. Bowen
                             -------------------------------------------------
                             James A. Bowen, Chairman of the Board, President
                             and Chief Executive Officer
                             (principal executive officer)

Date  August 22, 2011
      --------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ James A. Bowen
                             -------------------------------------------------
                             James A. Bowen, Chairman of the Board, President
                             and Chief Executive Officer
                             (principal executive officer)

Date  August 22, 2011
      --------------------



By (Signature and Title)*    /s/ Mark R. Bradley
                             -------------------------------------------------
                             Mark R. Bradley, Treasurer, Chief Financial Officer
                             and Chief Accounting Officer
                             (principal financial officer)

Date  August 22, 2011
      --------------------

* Print the name and title of each signing officer under his or her signature.